UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2014 – September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

JNL/Mellon Capital Dow 10SM Fund

	Shares	Value
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 9.0%
McDonald’s Corp.	561	$53,177

ENERGY - 8.8%
Chevron Corp.	435	51,957

HEALTH CARE - 19.8%
Merck & Co. Inc.	1,089	64,546
Pfizer Inc.	1,774	52,462
		117,008
INDUSTRIALS - 8.5%
General Electric Co.	1,970	50,483

INFORMATION TECHNOLOGY - 34.4%
Cisco Systems Inc.	2,463	62,006
Intel Corp.	2,100	73,135
Microsoft Corp.	1,467	68,011
		203,152
TELECOMMUNICATION SERVICES - 18.8%
AT&T Inc.	1,556	54,832
Verizon Communications Inc.	1,118	55,903
		110,735
Total Common Stocks (cost $453,489)		586,512

SHORT TERM INVESTMENTS - 0.5%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	2,804	2,804
Total Short Term Investments (cost $2,804)		2,804
Total Investments - 99.8% (cost $456,293)		589,316
Other Assets and Liabilities, Net - 0.2%		1,077
Total Net Assets - 100.0%		$590,393

JNL/Mellon Capital Global 15 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 4.8%
Ladbrokes Plc	8,462	$17,689
CONSUMER STAPLES - 3.7%
Tesco Plc	4,573	13,660
ENERGY - 7.4%
China Coal Energy Co.	46,819	27,333
FINANCIALS - 42.3%
Bank of China Ltd. - Class H	55,611	24,913
Bank of Communications Co. Ltd.	36,671	25,546
China Construction Bank Corp. - Class H	33,873	23,689
Industrial & Commercial Bank of China Ltd. - Class H	38,079	23,800
Man Group Plc	17,426	33,412
RSA Insurance Group Plc (c)	3,276	25,728
		157,088
HEALTH CARE - 6.5%
Pfizer Inc.	817	24,144
INDUSTRIALS - 6.3%
General Electric Co.	907	23,232
INFORMATION TECHNOLOGY - 16.7%
Cisco Systems Inc.	1,132	28,485
Intel Corp.	965	33,606
		62,091
TELECOMMUNICATION SERVICES - 12.1%
AT&T Inc.	713	25,125
Verizon Communications Inc.	168	8,388
Vodafone Group Plc	3,485	11,484
		44,997
Total Common Stocks (cost $363,953)		370,234

SHORT TERM INVESTMENTS - 0.0%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	114	114
Total Short Term Investments (cost $114)		114
Total Investments - 99.8% (cost $364,067)		370,348
Other Assets and Liabilities, Net - 0.2%		808
Total Net Assets - 100.0%		$371,156

JNL/Mellon Capital Nasdaq 25 Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 25.7%
Comcast Corp. - Class A	1,318	$70,889
Liberty Global Plc - Class A (c) (d)	204	8,671
Liberty Global Plc - Class C (c)	204	8,360
Liberty Interactive Corp. (c)	435	12,403
Marriott International Inc. - Class A	275	19,224
Starbucks Corp.	458	34,563
Viacom Inc. - Class B	363	27,894
Wynn Resorts Ltd.	93	17,375
		199,379
HEALTH CARE - 18.3%
Amgen Inc.	576	80,935
Express Scripts Holding Co. (c)	504	35,567
Henry Schein Inc. (c)	79	9,181
Mylan Inc. (c)	352	15,991
		141,674
INFORMATION TECHNOLOGY - 53.6%
Activision Blizzard Inc.	639	13,275
Apple Inc.	871	87,758
Avago Technologies Ltd.	229	19,883
Check Point Software Technologies Ltd. (c) (d)	178	12,339
Cognizant Technology Solutions Corp. - Class A (c)	555	24,869
F5 Networks Inc. (c)	92	10,911
Fiserv Inc. (c)	237	15,307
Google Inc. - Class A (c)	61	35,846
Google Inc. - Class C (c)	61	35,173
Intuit Inc.	262	22,928
NXP Semiconductors NV (c)	231	15,817
Paychex Inc.	333	14,699
QUALCOMM Inc.	924	69,053
Texas Instruments Inc.	790	37,687
		415,545

See accompanying Notes to Schedules of Investments.

	Shares	Value
MATERIALS - 1.9%
Sigma-Aldrich Corp.	110	14,944
Total Common Stocks (cost $642,433)		771,542

SHORT TERM INVESTMENTS - 1.8%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	3,719	3,719

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	10,106	10,106
Total Short Term Investments (cost $13,825)		13,825
Total Investments - 101.3% (cost $656,258)		785,367
Other Assets and Liabilities, Net - (1.3%)		(10,017)
Total Net Assets - 100.0%		$775,350

JNL/Mellon Capital Value Line® 30 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 5.3%
Federal-Mogul Corp. (c)	345	$5,127
Goodyear Tire & Rubber Co.	492	11,102
Hyatt Hotels Corp. (c)	129	7,792
Visteon Corp. (c)	97	9,393
		33,414
ENERGY - 38.0%
Alpha Natural Resources Inc. (c) (d)	908	2,252
BP Plc - ADR	1,113	48,903
Chesapeake Energy Corp.	1,071	24,615
Devon Energy Corp.	668	45,566
Schlumberger Ltd.	602	61,238
Seventy Seven Energy Inc. (c)	72	1,716
Suncor Energy Inc.	1,549	55,985
		240,275
FINANCIALS - 5.0%
Host Hotels & Resorts Inc.	1,485	31,670
HEALTH CARE - 2.2%
Alere Inc. (c)	177	6,868
Select Medical Holdings Corp.	576	6,927
		13,795
INDUSTRIALS - 12.9%
Avery Dennison Corp.	191	8,546
Brink’s Co.	185	4,451
Elbit Systems Ltd.	116	7,227
JetBlue Airways Corp. (c) (d)	710	7,542
Manitowoc Co. Inc.	273	6,406
Southwest Airlines Co.	1,414	47,740
		81,912
INFORMATION TECHNOLOGY - 19.1%
Brocade Communications Systems Inc.	879	9,555
Computer Sciences Corp.	295	18,012
Finisar Corp. (c) (d)	266	4,429
Marvell Technology Group Ltd.	981	13,225
Oracle Corp.	1,415	54,158
Skyworks Solutions Inc.	373	21,632
		121,011
MATERIALS - 10.8%
Alcoa Inc.	2,180	35,076
Barrick Gold Corp.	1,891	27,717
Commercial Metals Co.	315	5,382
		68,175
TELECOMMUNICATION SERVICES - 3.2%
Level 3 Communications Inc. (c)	448	20,488
UTILITIES - 3.2%
AES Corp.	1,441	20,434
Total Common Stocks (cost $592,143)		631,174

SHORT TERM INVESTMENTS - 1.9%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	1,546	1,546

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	10,287	10,287
Total Short Term Investments (cost $11,833)		11,833
Total Investments - 101.6% (cost $603,976)		643,007
Other Assets and Liabilities, Net - (1.6%)		(9,993)
Total Net Assets - 100.0%		$633,014

JNL/Mellon Capital S&P® 24 Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 12.8%
AutoZone Inc. (c)	57	$28,907
Home Depot Inc.	328	30,057
TJX Cos. Inc.	422	24,974
		83,938
CONSUMER STAPLES - 12.3%
Hershey Co.	280	26,741
Kimberly-Clark Corp.	258	27,796
Philip Morris International Inc.	314	26,180
		80,717
ENERGY - 12.3%
Chevron Corp.	216	25,737
Marathon Petroleum Corp.	304	25,730
Phillips 66	354	28,745
		80,212
FINANCIALS - 12.5%
Aon Plc - Class A	325	28,472
Assurant Inc.	408	26,243
Torchmark Corp.	519	27,192
		81,907
HEALTH CARE - 12.6%
Celgene Corp. (c)	318	30,105
Pfizer Inc.	879	25,988
St. Jude Medical Inc.	441	26,499
		82,592
INDUSTRIALS - 12.4%
Dun & Bradstreet Corp.	220	25,835
Flowserve Corp.	345	24,314
Northrop Grumman Systems Corp.	236	31,124
		81,273

See accompanying Notes to Schedules of Investments.

	Shares	Value
INFORMATION TECHNOLOGY - 12.2%
Intuit Inc.	355	31,096
MasterCard Inc. - Class A	323	23,862
VeriSign Inc. (c) (d)	449	24,725
		79,683
MATERIALS - 12.9%
FMC Corp.	364	20,793
LyondellBasell Industries NV - Class A	341	37,051
Praxair Inc.	208	26,822
		84,666
Total Common Stocks (cost $624,371)		654,988
SHORT TERM INVESTMENTS - 1.9%
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	12,303	12,303
Total Short Term Investments (cost $12,303)		12,303
Total Investments - 101.9% (cost $636,674)		667,291
Other Assets and Liabilities, Net - (1.9%)		(12,145)
Total Net Assets - 100.0%		$655,146

JNL/Mellon Capital S&P SMid 60 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 4.7%
DeVry Education Group Inc.	320	$13,714
Scholastic Corp.	171	5,528
Stage Stores Inc.	254	4,348
		23,590
CONSUMER STAPLES - 2.8%
SpartanNash Co.	237	4,603
Universal Corp. (d)	210	9,315
		13,918
ENERGY - 15.7%
Alpha Natural Resources Inc. (c) (d)	1,564	3,878
Cloud Peak Energy Inc. (c)	314	3,962
Contango Oil & Gas Co. (c)	121	4,013
Exterran Holdings Inc.	162	7,195
Green Plains Inc.	290	10,842
HollyFrontier Corp.	223	9,758
Patterson-UTI Energy Inc.	436	14,190
Penn Virginia Corp. (c)	604	7,680
Swift Energy Co. (c) (d)	406	3,893
Unit Corp. (c)	217	12,742
		78,153
FINANCIALS - 32.7%
American Financial Group Inc.	195	11,273
Aspen Insurance Holdings Ltd.	272	11,636
BancorpSouth Inc.	443	8,929
Cardinal Financial Corp.	316	5,398
Everest Re Group Ltd.	73	11,830
First American Financial Corp.	400	10,857
First Bancorp Inc. (c)	941	4,469
First Financial Bancorp	326	5,163
First Horizon National Corp.	947	11,626
First Midwest Bancorp Inc.	314	5,055
Hancock Holding Co.	305	9,776
MB Financial Inc.	174	4,819
Pennsylvania REIT	285	5,682
Piper Jaffray Cos. (c)	141	7,352
PrivateBancorp Inc.	194	5,816
ProAssurance Corp.	115	5,073
Reinsurance Group of America Inc.	146	11,676
Synovus Financial Corp.	440	10,403
TCF Financial Corp.	693	10,759
United Community Banks Inc.	309	5,091
		162,683
HEALTH CARE - 5.3%
Kindred Healthcare Inc.	282	5,467
LifePoint Hospitals Inc. (c)	207	14,307
PharMerica Corp. (c)	261	6,378
		26,152
INDUSTRIALS - 7.6%
FTI Consulting Inc. (c)	277	9,696
JetBlue Airways Corp. (c) (d)	1,219	12,947
Navigant Consulting Inc. (c)	301	4,192
SkyWest Inc.	367	2,853
Titan International Inc. (d)	321	3,789
Viad Corp.	206	4,261
		37,738
INFORMATION TECHNOLOGY - 8.4%
CACI International Inc. - Class A (c)	75	5,316
Ebix Inc. (d)	383	5,433
Insight Enterprises Inc. (c)	254	5,749
Lexmark International Inc.	312	13,239
Vishay Intertechnology Inc.	832	11,888
		41,625
MATERIALS - 3.9%
Cabot Corp.	216	10,969
Domtar Corp.	242	8,498
		19,467
UTILITIES - 18.7%
Alliant Energy Corp.	218	12,058
Atmos Energy Corp.	247	11,760
Avista Corp.	197	6,013
El Paso Electric Co.	160	5,837
Great Plains Energy Inc.	462	11,158
Hawaiian Electric Industries Inc. (d)	431	11,437
IDACORP Inc.	216	11,590
PNM Resources Inc.	465	11,579
Westar Energy Inc.	346	11,798
		93,230
Total Common Stocks (cost $472,256)		496,556

SHORT TERM INVESTMENTS - 9.1%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,074	1,074

Securities Lending Collateral - 8.9%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	44,325	44,326
Total Short Term Investments (cost $45,400)		45,400
Total Investments - 108.9% (cost $517,656)		541,956
Other Assets and Liabilities, Net - (8.9%)		(44,109)
Total Net Assets - 100.0%		$497,847

See accompanying Notes to Schedules of Investments.

JNL/Mellon Capital 25 Fund

	Shares	Value
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 15.7%
Cinemark Holdings Inc.	1,188	$40,436
Gannett Co. Inc.	1,327	39,374
H&R Block Inc.	1,344	41,686
Target Corp.	620	38,849
		160,345
CONSUMER STAPLES - 15.9%
Campbell Soup Co.	926	39,562
ConAgra Foods Inc.	1,175	38,822
Kellogg Co.	648	39,926
PepsiCo Inc.	477	44,447
		162,757
ENERGY - 18.1%
Enbridge Inc.	907	43,411
Helmerich & Payne Inc.	473	46,279
Occidental Petroleum Corp.	420	40,370
Teekay Corp.	830	55,062
		185,122
HEALTH CARE - 7.7%
Baxter International Inc.	567	40,665
Bristol-Myers Squibb Co.	745	38,106
		78,771
INDUSTRIALS - 0.1%
Veritiv Corp. (c) (d)	16	777
INFORMATION TECHNOLOGY - 6.5%
Leidos Holdings Inc.	839	28,805
Western Union Co.	2,329	37,351
		66,156
MATERIALS - 35.6%
Dow Chemical Co.	899	47,157
Goldcorp Inc.	1,762	40,575
International Paper Co.	809	38,640
LyondellBasell Industries NV - Class A	499	54,222
MeadWestvaco Corp.	1,087	44,522
Nucor Corp.	746	40,472
Scotts Miracle-Gro Co.	636	35,004
Sonoco Products Co.	960	37,718
Yamana Gold Inc. (d)	4,452	26,714
		365,024
Total Common Stocks (cost $989,617)		1,018,952

SHORT TERM INVESTMENTS - 3.1%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	2,953	2,953

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	29,059	29,058
Total Short Term Investments (cost $32,011)		32,011
Total Investments - 102.7% (cost $1,021,628)		1,050,963
Other Assets and Liabilities, Net - (2.7%)		(27,395)
Total Net Assets - 100.0%		$1,023,568

JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 12.2%
American Axle & Manufacturing Holdings Inc. (c)	303	$5,076
Arctic Cat Inc.	55	1,910
Asbury Automotive Group Inc. (c)	125	8,063
Bridgepoint Education Inc. (c)	232	2,589
Brown Shoe Co. Inc.	176	4,785
Carmike Cinemas Inc. (c)	93	2,895
Chuy’s Holdings Inc. (c) (d)	69	2,159
Cinemark Holdings Inc.	784	26,682
Core-Mark Holding Co. Inc.	93	4,958
Cracker Barrel Old Country Store Inc.	96	9,902
CTC Media Inc.	633	4,211
Dorman Products Inc. (c) (d)	146	5,864
Drew Industries Inc.	94	3,972
Finish Line Inc. - Class A	197	4,931
Gannett Co. Inc.	876	26,000
H&R Block Inc.	888	27,539
Helen of Troy Ltd. (c)	129	6,792
Interval Leisure Group Inc.	235	4,476
iRobot Corp. (c) (d)	118	3,599
Ladbrokes Plc	14,714	30,757
Lithia Motors Inc. - Class A	95	7,192
Mattress Firm Holding Corp. (c) (d)	138	8,296
McDonald’s Corp.	673	63,770
Men’s Wearhouse Inc.	194	9,166
Meredith Corp.	148	6,329
Monro Muffler Brake Inc. (d)	128	6,192
Oxford Industries Inc.	68	4,128
Papa John’s International Inc.	176	7,031
Shutterfly Inc. (c)	154	7,522
Smith & Wesson Holding Corp. (c) (d)	231	2,178
Sturm Ruger & Co. Inc. (d)	80	3,897
Target Corp.	408	25,591
Texas Roadhouse Inc. - Class A	284	7,898
VF Corp.	1,043	68,901
		415,251
CONSUMER STAPLES - 4.1%
Boston Beer Co. Inc. - Class A (c) (d)	36	7,902
Campbell Soup Co.	613	26,188
ConAgra Foods Inc.	774	25,570
Kellogg Co.	427	26,319
PepsiCo Inc.	316	29,434
Tesco Plc	7,954	23,761
		139,174
ENERGY - 7.4%
Chevron Corp.	521	62,184
China Coal Energy Co. (d)	81,292	47,459
Enbridge Inc. (d)	599	28,669
Helmerich & Payne Inc.	312	30,568
Newpark Resources Inc. (c)	356	4,423
Occidental Petroleum Corp.	278	26,730
Stone Energy Corp. (c)	202	6,324
Teekay Corp.	547	36,305
Tesco Corp.	159	3,149
Tetra Technologies Inc. (c)	319	3,452
		249,263
FINANCIALS - 12.5%
Ameriprise Financial Inc.	569	70,206
Bank of China Ltd. - Class H	96,972	43,442
Bank of Communications Co. Ltd.	63,791	44,439
Bank of the Ozarks Inc.	296	9,322

See accompanying Notes to Schedules of Investments.

	Shares	Value
BGC Partners Inc. - Class A	729	5,414
China Construction Bank Corp. - Class H	59,067	41,308
First Financial Bankshares Inc. (d)	258	7,182
FXCM Inc. - Class A (d)	174	2,764
Hanover Insurance Group Inc.	178	10,909
Horace Mann Educators Corp.	166	4,727
Industrial & Commercial Bank of China Ltd. - Class H	66,305	41,441
Man Group Plc	30,287	58,071
Portfolio Recovery Associates Inc. (c)	202	10,534
RSA Insurance Group Plc (c)	5,701	44,778
South State Corp.	99	5,531
StanCorp Financial Group Inc.	179	11,312
Umpqua Holdings Corp.	452	7,448
Virtus Investment Partners Inc.	37	6,468
		425,296
HEALTH CARE - 11.2%
Air Methods Corp. (c) (d)	158	8,775
Amsurg Corp. (c)	129	6,477
Baxter International Inc.	375	26,928
Bristol-Myers Squibb Co.	492	25,171
Cambrex Corp. (c)	123	2,301
Cantel Medical Corp.	169	5,813
Conmed Corp.	113	4,161
HealthSouth Corp.	356	13,142
Masimo Corp. (c)	227	4,837
McKesson Corp.	403	78,515
Medicines Co. (c)	261	5,829
Merck & Co. Inc.	1,303	77,265
MWI Veterinary Supply Inc. (c)	52	7,782
Omnicell Inc. (c)	146	3,992
Pfizer Inc.	3,540	104,692
Quidel Corp. (c)	139	3,739
		379,419
INDUSTRIALS - 12.8%
Barnes Group Inc.	215	6,512
Boeing Co.	472	60,098
Comfort Systems USA Inc.	157	2,133
Corporate Executive Board Co.	137	8,221
Delta Air Lines Inc.	2,218	80,166
Deluxe Corp.	206	11,365
Encore Capital Group Inc. (c) (d)	102	4,504
G&K Services Inc. - Class A	82	4,517
General Electric Co.	3,932	100,738
H&E Equipment Services Inc.	143	5,767
Hawaiian Holdings Inc. (c) (d)	213	2,858
Heartland Express Inc. (d)	346	8,297
JetBlue Airways Corp. (c) (d)	1,146	12,174
Korn/Ferry International (c)	204	5,068
Northrop Grumman Systems Corp.	571	75,189
On Assignment Inc. (c)	216	5,798
Orbital Sciences Corp. (c) (d)	247	6,867
Roadrunner Transportation Systems Inc. (c)	153	3,488
TAL International Group Inc. (d)	137	5,665
Taser International Inc. (c) (d)	207	3,203
Tennant Co.	76	5,069
TrueBlue Inc. (c)	168	4,243
US Ecology Inc.	87	4,049
Veritiv Corp. (c) (d)	10	523
WESCO Aircraft Holdings Inc. (c)	386	6,711
		433,223
INFORMATION TECHNOLOGY - 24.8%
Advanced Energy Industries Inc. (c)	161	3,024
Advent Software Inc.	208	6,574
Blackbaud Inc.	187	7,333
Cisco Systems Inc.	4,916	123,747
CSG Systems International Inc.	138	3,628
Dealertrack Technologies Inc. (c)	178	7,712
FARO Technologies Inc. (c)	68	3,459
Heartland Payment Systems Inc. (d)	150	7,154
Hewlett-Packard Co.	2,287	81,128
Hollysys Automation Technologies Ltd. (c)	237	5,320
Intel Corp.	4,192	145,970
InvenSense Inc. (c) (d)	352	6,943
j2 Global Inc. (d)	187	9,254
Leidos Holdings Inc.	552	18,939
Littelfuse Inc.	91	7,747
Micron Technology Inc. (c)	3,092	105,916
Microsoft Corp.	1,756	81,416
Monolithic Power Systems Inc.	155	6,839
Plexus Corp. (c)	139	5,132
Sapient Corp. (c)	564	7,897
Seagate Technology	1,143	65,454
Sohu.com Inc. (c)	156	7,836
SPS Commerce Inc. (c)	66	3,512
Stamps.com Inc. (c)	68	2,146
Synaptics Inc. (c)	134	9,813
VistaPrint NV (c) (d)	135	7,421
Western Digital Corp.	778	75,743
Western Union Co. (d)	1,532	24,574
		841,631
MATERIALS - 8.5%
Balchem Corp.	123	6,986
Berry Plastics Group Inc. (c)	470	11,860
Dow Chemical Co.	596	31,232
Flotek Industries Inc. (c)	207	5,398
Goldcorp Inc.	1,163	26,792
HB Fuller Co.	203	8,063
International Paper Co.	535	25,528
LyondellBasell Industries NV - Class A	329	35,757
MeadWestvaco Corp.	717	29,353
Nucor Corp.	493	26,782
P.H. Glatfelter Co.	176	3,871
Scotts Miracle-Gro Co.	420	23,118
Sonoco Products Co.	631	24,775
Worthington Industries Inc.	282	10,504
Yamana Gold Inc. (d)	2,941	17,644
		287,663
TELECOMMUNICATION SERVICES - 6.2%
AT&T Inc.	3,105	109,423
Verizon Communications Inc.	1,632	81,584
Vodafone Group Plc	6,068	19,994
		211,001
Total Common Stocks (cost $3,038,728)		3,381,921

SHORT TERM INVESTMENTS - 4.7%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	5,149	5,149

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	152,723	152,723
Total Short Term Investments (cost $157,872)		157,872
Total Investments - 104.4% (cost $3,196,600)		3,539,793
Other Assets and Liabilities, Net - (4.4%)		(148,800)
Total Net Assets - 100.0%		$3,390,993

See accompanying Notes to Schedules of Investments.

JNL/Mellon Capital JNL Optimized 5 Fund

	Shares	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 12.7%
Bayerische Motoren Werke AG	29	$3,127
Cinemark Holdings Inc.	61	2,069
Comcast Corp. - Class A	206	11,058
Federal-Mogul Corp. (c)	54	799
Gannett Co. Inc.	68	2,022
Goodyear Tire & Rubber Co.	79	1,792
H&R Block Inc.	69	2,135
Hyatt Hotels Corp. (c)	21	1,273
Ladbrokes Plc	1,328	2,775
Liberty Global Plc - Class A (c) (d)	26	1,122
Liberty Global Plc - Class C (c)	26	1,081
Liberty Interactive Corp. (c)	57	1,623
Marriott International Inc. - Class A	36	2,485
Reed Elsevier Plc	226	3,617
Starbucks Corp.	90	6,759
Target Corp.	32	1,976
Viacom Inc. - Class B	47	3,631
Visteon Corp. (c)	16	1,518
Wolters Kluwer NV	120	3,192
Wynn Resorts Ltd.	12	2,246
		56,300
CONSUMER STAPLES - 4.9%
Aryzta AG	44	3,788
Campbell Soup Co.	47	2,018
Colruyt SA (d)	60	2,664
ConAgra Foods Inc.	60	1,975
Kellogg Co.	33	2,039
Koninklijke Ahold NV	173	2,808
PepsiCo Inc.	25	2,282
Tesco Plc	1,342	4,009
		21,583
ENERGY - 16.1%
Alpha Natural Resources Inc. (c) (d)	147	366
BP Plc - ADR	219	9,620
Chesapeake Energy Corp.	215	4,949
China Coal Energy Co. (d)	7,382	4,310
Devon Energy Corp.	131	8,945
Enbridge Inc. (d)	47	2,229
ENI SpA (d)	142	3,358
Helmerich & Payne Inc.	24	2,378
Lundin Petroleum AB (c)	173	2,919
Occidental Petroleum Corp.	21	2,060
Schlumberger Ltd.	119	12,062
Seventy Seven Energy Inc. (c)	15	367
Suncor Energy Inc.	306	11,049
Teekay Corp.	42	2,811
Total SA (d)	56	3,652
		71,075
FINANCIALS - 11.4%
Admiral Group Plc	156	3,237
Aviva Plc	463	3,914
Bank of China Ltd. - Class H	8,912	3,992
Bank of Communications Co. Ltd.	5,782	4,028
China Construction Bank Corp. - Class H	5,353	3,744
Hannover Rueck SE	40	3,209
Host Hotels & Resorts Inc.	245	5,221
Industrial & Commercial Bank of China Ltd. - Class H	6,009	3,756
Man Group Plc	2,749	5,270
Nordea Bank AB	255	3,302
RSA Insurance Group Plc (c)	519	4,076
SCOR SE	96	2,999
Zurich Financial Services AG	12	3,508
		50,256
HEALTH CARE - 8.3%
Alere Inc. (c)	29	1,128
Amgen Inc.	90	12,626
Baxter International Inc.	29	2,078
Bristol-Myers Squibb Co.	38	1,941
Express Scripts Holding Co. (c)	96	6,779
Henry Schein Inc. (c)	10	1,183
Mylan Inc. (c)	46	2,079
Novartis AG	42	3,977
Pfizer Inc.	128	3,789
Select Medical Holdings Corp.	94	1,132
		36,712
INDUSTRIALS - 6.7%
Alstom SA (c)	95	3,259
Avery Dennison Corp.	31	1,395
BAE Systems Plc	474	3,608
Brink’s Co.	31	742
Deutsche Lufthansa AG	160	2,518
Elbit Systems Ltd.	18	1,112
General Electric Co.	143	3,664
Hexagon AB - Class B	108	3,421
JetBlue Airways Corp. (c) (d)	115	1,227
Manitowoc Co. Inc.	44	1,042
Southwest Airlines Co.	225	7,584
Veritiv Corp. (c) (d)	1	40
		29,612
INFORMATION TECHNOLOGY - 21.7%
Activision Blizzard Inc.	82	1,713
Apple Inc.	136	13,663
Avago Technologies Ltd.	30	2,575
Brocade Communications Systems Inc.	143	1,550
Check Point Software Technologies Ltd. (c) (d)	23	1,609
Cisco Systems Inc.	178	4,473
Cognizant Technology Solutions Corp. - Class A (c)	72	3,236
Computer Sciences Corp.	47	2,899
F5 Networks Inc. (c)	12	1,408
Finisar Corp. (c) (d)	44	728
Fiserv Inc. (c)	31	1,974
Google Inc. - Class A (c)	9	5,574
Google Inc. - Class C (c)	9	5,469
Intel Corp.	152	5,301
Intuit Inc.	34	2,965
Leidos Holdings Inc.	43	1,469
Marvell Technology Group Ltd.	160	2,158
NXP Semiconductors NV (c)	30	2,041
Oracle Corp.	279	10,686
Paychex Inc.	43	1,905
QUALCOMM Inc.	144	10,772
Skyworks Solutions Inc.	61	3,519
Texas Instruments Inc.	131	6,231
Western Union Co. (d)	119	1,910
		95,828
MATERIALS - 7.3%
Alcoa Inc.	346	5,570
Barrick Gold Corp.	376	5,514
Commercial Metals Co.	52	888
Dow Chemical Co.	46	2,407
Goldcorp Inc.	90	2,074
International Paper Co.	41	1,966
LyondellBasell Industries NV - Class A	25	2,770
MeadWestvaco Corp.	56	2,287

See accompanying Notes to Schedules of Investments.

	Shares	Value
Nucor Corp.	38	2,060
Scotts Miracle-Gro Co.	32	1,787
Sigma-Aldrich Corp.	14	1,934
Sonoco Products Co.	49	1,932
Yamana Gold Inc. (d)	228	1,366
		32,555
TELECOMMUNICATION SERVICES - 4.8%
AT&T Inc.	113	3,981
Belgacom SA	115	3,995
Koninklijke KPN NV	1,023	3,274
Level 3 Communications Inc. (c)	72	3,294
Swisscom AG	6	3,641
Verizon Communications Inc.	26	1,322
Vodafone Group Plc	548	1,805
		21,312
UTILITIES - 5.5%
AES Corp.	234	3,319
Centrica Plc	590	2,940
Energias de Portugal SA	923	4,030
National Grid Plc	259	3,717
Scottish & Southern Energy Plc	151	3,789
Snam Rete Gas SpA	611	3,374
Terna Rete Elettrica Nazionale SpA	675	3,389
		24,558
Total Common Stocks (cost $400,519)		439,791

SHORT TERM INVESTMENTS - 3.9%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	1,867	1,867

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	15,395	15,395
Total Short Term Investments (cost $17,262)		17,262
Total Investments - 103.3% (cost $417,781)		457,053
Other Assets and Liabilities, Net - (3.3%)		(14,731)
Total Net Assets - 100.0%		$442,322

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 99.9%
TELECOMMUNICATION SERVICES - 99.9%
8x8 Inc. (c)	305	$2,035
AT&T Inc.	943	33,248
Atlantic Tele-Network Inc.	40	2,132
Boingo Wireless Inc. (c)	304	2,170
CenturyLink Inc.	158	6,449
Cincinnati Bell Inc. (c)	597	2,012
Cogent Communications Holdings Inc.	69	2,303
Consolidated Communications Holdings Inc.	115	2,881
Frontier Communications Corp.	650	4,233
General Communication Inc. - Class A (c)	188	2,053
IDT Corp. - Class B	134	2,157
inContact Inc. (c)	265	2,306
Inteliquent Inc.	145	1,801
Iridium Communications Inc. (c) (d)	287	2,544
Level 3 Communications Inc. (c)	103	4,689
Lumos Networks Corp.	138	2,247
NTELOS Holdings Corp.	148	1,576
Premiere Global Services Inc. (c)	164	1,964
SBA Communications Corp. (c)	59	6,560
Shenandoah Telecommunications Co.	86	2,145
Spok Holdings Inc.	147	1,917
Sprint Corp. (c)	512	3,247
T-Mobile US Inc. (c)	141	4,068
Telephone & Data Systems Inc.	104	2,493
tw telecom inc. (c)	102	4,261
US Cellular Corp. (c)	52	1,836
Verizon Communications Inc.	662	33,116
Vonage Holdings Corp. (c)	612	2,007
Windstream Holdings Inc. (d)	396	4,266
Total Common Stocks (cost $131,633)		144,716

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	136	136

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	5,995	5,995
Total Short Term Investments (cost $6,131)		6,131
Total Investments - 104.1% (cost $137,764)		150,847
Other Assets and Liabilities, Net - (4.1%)		(5,893)
Total Net Assets - 100.0%		$144,954

JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 99.5%
1-800-Flowers.com Inc. - Class A (c)	4	$27
Aaron’s Inc.	13	311
Abercrombie & Fitch Co. - Class A	13	477
Advance Auto Parts Inc.	13	1,680
Aeropostale Inc. (c) (d)	14	47
Amazon.com Inc. (c)	70	22,556
AMC Entertainment Holdings Inc. - Class A	4	87
AMC Networks Inc. - Class A (c)	11	623
America’s Car-Mart Inc. (c)	1	57
American Axle & Manufacturing Holdings Inc. (c)	12	202
American Eagle Outfitters Inc. (d)	31	448
American Public Education Inc. (c)	3	83
Ann Inc. (c)	8	333
Apollo Education Group Inc. - Class A (c)	17	438
Arctic Cat Inc.	2	79
Asbury Automotive Group Inc. (c)	5	306
Ascena Retail Group Inc. (c)	24	316
Ascent Capital Group Inc. (c)	2	129
Autoliv Inc. (d)	17	1,538
AutoNation Inc. (c)	14	684
AutoZone Inc. (c)	6	2,987
Bally Technologies Inc. (c)	7	574
Barnes & Noble Inc. (c)	7	136
Beazer Homes USA Inc. (c)	5	79
Bebe Stores Inc. (d)	4	10
Bed Bath & Beyond Inc. (c)	37	2,409
Belmond Ltd. - Class A (c)	17	193
Best Buy Co. Inc.	53	1,786
Big 5 Sporting Goods Corp.	3	29
Big Lots Inc.	10	435

See accompanying Notes to Schedules of Investments.

	Shares	Value
Biglari Holdings Inc. (c)	—	99
BJ’s Restaurants Inc. (c)	5	163
Black Diamond Inc. (c) (d)	4	28
Bloomin’ Brands Inc. (c)	13	235
Blue Nile Inc. (c)	2	60
Bob Evans Farms Inc.	5	217
BorgWarner Inc.	41	2,157
Boyd Gaming Corp. (c)	13	136
Bravo Brio Restaurant Group Inc. (c)	3	33
Bridgepoint Education Inc. (c)	3	29
Bright Horizons Family Solutions Inc. (c)	6	235
Brinker International Inc.	12	596
Brown Shoe Co. Inc.	7	199
Brunswick Corp.	16	684
Buckle Inc. (d)	5	224
Buffalo Wild Wings Inc. (c)	3	441
Burlington Stores Inc. (c)	5	198
Cabela’s Inc. - Class A (c) (d)	9	510
Cablevision Systems Corp. - Class A (d)	38	661
Caesars Acquisition Co. - Class A (c) (d)	8	79
Caesars Entertainment Corp. (c) (d)	10	128
Callaway Golf Co.	14	99
Capella Education Co.	2	122
Career Education Corp. (c)	10	53
Carmax Inc. (c)	39	1,822
Carmike Cinemas Inc. (c)	4	127
Carnival Corp.	70	2,822
Carter’s Inc.	9	729
Cato Corp. - Class A	5	160
Cavco Industries Inc. (c)	1	95
CBS Corp. - Class B	87	4,664
Charter Communications Inc. - Class A (c)	14	2,057
Cheesecake Factory Inc. (d)	8	376
Chico’s FAS Inc.	27	393
Childrens Place Retail Stores Inc. (d)	4	185
Chipotle Mexican Grill Inc. - Class A (c)	6	3,712
Choice Hotels International Inc.	6	322
Churchill Downs Inc.	2	231
Chuy’s Holdings Inc. (c) (d)	3	86
Cinemark Holdings Inc.	19	633
Clear Channel Outdoor Holdings Inc.	6	43
ClubCorp Holdings Inc.	6	112
Coach Inc.	49	1,753
Columbia Sportswear Co.	5	168
Comcast Corp. - Class A	384	20,644
Comcast Corp. - Special Class A (d)	80	4,254
Conn’s Inc. (c) (d)	5	145
Container Store Group Inc. (c) (d)	3	73
Cooper Tire & Rubber Co.	11	307
Core-Mark Holding Co. Inc.	4	216
Cracker Barrel Old Country Store Inc. (d)	4	386
Crocs Inc. (c)	16	195
CSS Industries Inc.	1	36
CST Brands Inc.	14	489
Cumulus Media Inc. - Class A (c) (d)	23	92
D.R. Horton Inc.	52	1,057
Dana Holding Corp.	27	525
Darden Restaurants Inc. (d)	23	1,195
Deckers Outdoor Corp. (c)	6	587
Del Frisco’s Restaurant Group Inc. (c) (d)	4	79
Delphi Automotive Plc	54	3,337
Denny’s Corp. (c)	15	108
Destination Maternity Corp.	2	32
DeVry Education Group Inc.	10	438
Diamond Resorts International Inc. (c)	6	137
Dick’s Sporting Goods Inc.	18	771
Dillard’s Inc. - Class A (d)	4	483
DineEquity Inc.	3	249
DIRECTV (c)	85	7,388
Discovery Communications Inc. - Class A (c)	28	1,058
Discovery Communications Inc. - Class C (c)	53	1,966
DISH Network Corp. - Class A (c)	40	2,554
Dollar General Corp. (c)	56	3,394
Dollar Tree Inc. (c)	37	2,064
Domino’s Pizza Inc.	10	757
Dorman Products Inc. (c) (d)	5	220
DreamWorks Animation SKG Inc. - Class A (c) (d)	13	349
Drew Industries Inc.	4	168
DSW Inc. - Class A	13	399
Dunkin’ Brands Group Inc.	19	840
Entercom Communications Corp. - Class A (c)	4	30
Entravision Communications Corp.	10	41
Ethan Allen Interiors Inc.	5	105
EW Scripps Co. - Class A (c) (d)	5	89
Expedia Inc.	19	1,628
Express Inc. (c)	14	226
Extended Stay America Inc.	10	249
Family Dollar Stores Inc.	18	1,395
Federal-Mogul Corp. (c)	5	70
Fiesta Restaurant Group Inc. (c)	5	224
Finish Line Inc. - Class A	9	214
Five Below Inc. (c) (d)	7	296
Foot Locker Inc.	26	1,440
Ford Motor Co.	660	9,762
Fossil Group Inc. (c)	8	794
Fox Factory Holding Corp. (c)	3	49
Francesca’s Holdings Corp. (c)	7	103
Fred’s Inc.	6	86
FTD Cos. Inc. (c)	3	114
G-III Apparel Group Ltd. (c)	4	292
GameStop Corp. - Class A (d)	20	836
Gannett Co. Inc.	40	1,197
Gap Inc.	45	1,860
Garmin Ltd. (d)	21	1,069
General Motors Co.	230	7,334
Genesco Inc. (c)	4	310
Gentex Corp.	26	684
Gentherm Inc. (c)	6	251
Genuine Parts Co.	28	2,416
GNC Holdings Inc. - Class A	17	647
Goodyear Tire & Rubber Co.	44	987
Graham Holdings Co.	1	571
Grand Canyon Education Inc. (c)	8	320
Gray Television Inc. (c)	9	69
Group 1 Automotive Inc.	4	273
Groupon Inc. - Class A (c) (d)	77	515
Guess? Inc.	11	245
H&R Block Inc.	48	1,500
HanesBrands Inc.	18	1,920
Harley-Davidson Inc.	39	2,279
Harman International Industries Inc.	12	1,176
Harte-Hanks Inc.	8	52
Hasbro Inc.	21	1,130
Haverty Furniture Cos. Inc.	4	78
Helen of Troy Ltd. (c)	5	266
hhgregg Inc. (c) (d)	1	8
Hibbett Sports Inc. (c)	5	196
Hilton Worldwide Holdings Inc. (c)	54	1,321
Home Depot Inc.	245	22,439
HomeAway Inc. (c)	15	549
Hovnanian Enterprises Inc. - Class A (c) (d)	21	76
HSN Inc.	6	367
Iconix Brand Group Inc. (c)	8	285
Ignite Restaurant Group Inc. (c) (d)	—	1
International Game Technology	45	752

See accompanying Notes to Schedules of Investments.

	Shares	Value
International Speedway Corp. - Class A	5	148
Interpublic Group of Cos. Inc.	75	1,371
Interval Leisure Group Inc.	7	136
Intrawest Resorts Holdings Inc. (c)	3	29
iRobot Corp. (c) (d)	5	151
Isle of Capri Casinos Inc. (c)	4	27
ITT Educational Services Inc. (c) (d)	2	10
J.C. Penney Co. Inc. (c) (d)	54	544
Jack in the Box Inc.	7	492
Jarden Corp. (c)	22	1,298
John Wiley & Sons Inc. - Class A	8	472
Johnson Controls Inc.	119	5,232
Journal Communications Inc. - Class A (c)	6	52
K12 Inc. (c) (d)	6	94
Kate Spade & Co. (c)	22	581
KB Home (d)	14	216
Kirkland’s Inc. (c) (d)	2	37
Kohl’s Corp.	37	2,283
Krispy Kreme Doughnuts Inc. (c) (d)	12	198
L Brands Inc.	44	2,970
La-Z-Boy Inc.	9	183
Lamar Advertising Co. - Class A	14	695
Lands’ End Inc. (c) (d)	3	125
Las Vegas Sands Corp.	72	4,500
Leapfrog Enterprises Inc. - Class A (c)	11	68
Lear Corp.	14	1,176
Leggett & Platt Inc.	24	850
Lennar Corp. - Class A	30	1,183
Libbey Inc. (c)	4	99
Liberty Global Plc - Class A (c) (d)	40	1,694
Liberty Global Plc - Class C (c)	96	3,917
Liberty Interactive Corp. (c)	83	2,375
Liberty Media Corp. - Class A (c)	18	833
Liberty Media Corp. - Class C (c)	37	1,736
Liberty TripAdvisor Holdings Inc. - Class A (c)	13	439
Liberty Ventures - Class A (c)	13	491
Life Time Fitness Inc. (c) (d)	7	340
LifeLock Inc. (c) (d)	8	116
Lions Gate Entertainment Corp. (d)	15	487
Lithia Motors Inc. - Class A	4	308
Live Nation Inc. (c)	26	621
LKQ Corp. (c)	53	1,415
Lowe’s Cos. Inc.	181	9,582
Lululemon Athletica Inc. (c) (d)	19	802
Lumber Liquidators Holdings Inc. (c) (d)	5	286
M/I Homes Inc. (c)	4	85
Macy’s Inc.	65	3,771
Madison Square Garden Inc. - Class A (c)	11	736
Marcus Corp.	3	44
MarineMax Inc. (c) (d)	4	73
Marriott International Inc. - Class A	42	2,934
Marriott Vacations Worldwide Corp. (c)	5	337
Mattel Inc.	61	1,866
Matthews International Corp. - Class A	5	229
Mattress Firm Holding Corp. (c) (d)	2	136
McClatchy Co. - Class A (c)	11	35
McDonald’s Corp.	177	16,762
MDC Holdings Inc. (d)	7	175
Media General Inc. (c) (d)	7	91
Men’s Wearhouse Inc.	8	382
Meredith Corp.	6	275
Meritage Homes Corp. (c)	7	234
MGM Resorts International (c)	69	1,578
Michael Kors Holdings Ltd. (c)	37	2,629
Modine Manufacturing Co. (c)	8	100
Mohawk Industries Inc. (c)	11	1,472
Monro Muffler Brake Inc.	5	257
Morningstar Inc.	4	242
Motorcar Parts of America Inc. (c)	3	84
Movado Group Inc.	3	109
Multimedia Games Inc. (c)	5	189
National CineMedia Inc.	11	156
Netflix Inc. (c)	10	4,629
New Media Investment Group Inc.	4	74
New York & Co. Inc. (c)	4	12
New York Times Co. - Class A (d)	23	262
Newell Rubbermaid Inc.	50	1,710
News Corp. - Class A (c)	72	1,170
Nexstar Broadcasting Group Inc. - Class A (d)	5	219
Nike Inc. - Class B	125	11,181
Noodles & Co. - Class A (c) (d)	3	61
Nordstrom Inc.	25	1,743
NutriSystem Inc.	5	73
NVR Inc. (c)	1	832
O’Reilly Automotive Inc. (c)	19	2,835
Office Depot Inc. (c)	88	454
Omnicom Group Inc.	46	3,189
Orbitz Worldwide Inc. (c)	16	122
Outerwall Inc. (c) (d)	4	210
Overstock.com Inc. (c)	3	45
Oxford Industries Inc.	3	160
Panera Bread Co. - Class A (c) (d)	5	749
Papa John’s International Inc.	5	218
Penn National Gaming Inc. (c)	12	138
Penske Auto Group Inc.	8	317
Pep Boys-Manny Moe & Jack (c)	8	75
PetMed Express Inc. (d)	3	47
PetSmart Inc.	18	1,244
Pier 1 Imports Inc.	17	202
Pinnacle Entertainment Inc. (c)	11	265
Polaris Industries Inc.	11	1,654
Pool Corp.	8	422
Popeyes Louisiana Kitchen Inc. (c)	4	169
Potbelly Corp. (c) (d)	2	27
Priceline Group Inc. (c)	9	10,867
Pulte Homes Inc.	60	1,059
PVH Corp.	15	1,789
Quicksilver Inc. (c) (d)	22	37
Ralph Lauren Corp. - Class A	11	1,829
ReachLocal Inc. (c) (d)	—	—
Red Robin Gourmet Burgers Inc. (c)	2	136
Regal Entertainment Group - Class A (d)	15	294
Regis Corp.	10	160
Rent-A-Center Inc. (d)	9	282
Restoration Hardware Holdings Inc. (c) (d)	5	435
RetailMeNot Inc. (c) (d)	5	84
Ross Stores Inc.	38	2,878
Royal Caribbean Cruises Ltd.	30	2,012
Ruby Tuesday Inc. (c)	11	63
Ruth’s Hospitality Group Inc.	6	69
Ryland Group Inc.	8	276
Sally Beauty Holdings Inc. (c)	28	776
Scholastic Corp.	5	157
Scientific Games Corp. - Class A (c)	9	96
Scripps Networks Interactive Inc. - Class A	15	1,202
Sears Holdings Corp. (c) (d)	9	231
Sears Hometown and Outlet Stores Inc. (c) (d)	2	32
Select Comfort Corp. (c)	10	201
Service Corp. International	38	798
SFX Entertainment Inc. (c) (d)	8	42
Shoe Carnival Inc.	2	44
Shutterfly Inc. (c) (d)	7	330
Signet Jewelers Ltd.	14	1,626
Sinclair Broadcast Group Inc. - Class A (d)	13	346
Sirius XM Holdings Inc. (c) (d)	541	1,890
Six Flags Entertainment Corp.	14	474

See accompanying Notes to Schedules of Investments.

	Shares	Value
Sizmek Inc. (c)	3	24
Skechers U.S.A. Inc. - Class A (c)	7	370
Smith & Wesson Holding Corp. (c) (d)	10	91
Sonic Automotive Inc.	6	149
Sonic Corp. (c)	9	204
Sotheby’s - Class A	12	442
Stage Stores Inc.	6	95
Standard Motor Products Inc.	4	125
Standard-Pacific Corp. (c)	26	195
Staples Inc.	116	1,401
Starbucks Corp.	135	10,164
Starwood Hotels & Resorts Worldwide Inc.	34	2,864
Starz - Class A (c)	17	558
Stein Mart Inc.	5	58
Steiner Leisure Ltd. (c)	2	92
Steven Madden Ltd. (c)	10	331
Strayer Education Inc. (c)	2	114
Sturm Ruger & Co. Inc. (d)	3	167
Superior Industries International Inc.	4	66
Target Corp.	108	6,771
Taylor Morrison Home Corp. - Class A (c)	6	94
Tempur Sealy International Inc. (c)	11	597
Tenneco Inc. (c)	11	557
Tesla Motors Inc. (c)	16	3,775
Texas Roadhouse Inc.	12	327
Thor Industries Inc.	8	429
Tiffany & Co.	23	2,229
Tile Shop Holdings Inc. (c) (d)	4	40
Tilly’s Inc. - Class A (c)	1	8
Time Inc. (c)	19	455
Time Warner Cable Inc.	50	7,154
Time Warner Inc.	158	11,868
TJX Cos. Inc.	125	7,416
Toll Brothers Inc. (c)	30	924
Tower International Inc. (c)	4	91
Tractor Supply Co.	25	1,516
TRI Pointe Homes Inc. (c)	25	324
TripAdvisor Inc. (c)	21	1,917
TRW Automotive Holdings Corp. (c)	20	2,012
Tuesday Morning Corp. (c) (d)	8	149
Tumi Holdings Inc. (c)	10	208
Tupperware Brands Corp.	9	609
Twenty-First Century Fox Inc. - Class A	255	8,760
Twenty-First Century Fox Inc. - Class B	79	2,623
Ulta Salon Cosmetics & Fragrance Inc. (c)	11	1,354
Under Armour Inc. - Class A (c)	30	2,049
Unifi Inc. (c)	3	71
Universal Electronics Inc. (c)	3	139
Universal Technical Institute Inc.	4	35
Urban Outfitters Inc. (c)	19	708
Vail Resorts Inc.	7	565
Vera Bradley Inc. (c) (d)	4	81
VF Corp.	62	4,072
Viacom Inc. - Class B	68	5,230
Vince Holding Corp. (c)	3	88
Visteon Corp. (c)	8	785
Vitamin Shoppe Inc. (c)	6	255
Walt Disney Co.	294	26,196
WCI Communities Inc. (c)	3	58
Weight Watchers International Inc. (d)	5	131
Wendy’s Co.	48	393
Weyco Group Inc.	1	29
Whirlpool Corp.	14	2,032
William Lyon Homes - Class A (c)	3	63
Williams-Sonoma Inc.	16	1,046
Winmark Corp.	—	30
Winnebago Industries Inc. (c)	5	104
Wolverine World Wide Inc.	18	442
World Wrestling Entertainment Inc. - Class A (d)	6	79
Wyndham Worldwide Corp.	23	1,857
Wynn Resorts Ltd.	15	2,717
Yum! Brands Inc.	79	5,688
Zumiez Inc. (c)	4	108
		480,547
ENERGY - 0.1%
Murphy USA Inc. (c)	8	431
INDUSTRIALS - 0.0%
NACCO Industries Inc. - Class A	1	39
INFORMATION TECHNOLOGY - 0.0%
Loral Space & Communications Inc. (c)	2	163
Total Common Stocks (cost $421,815)		481,180

SHORT TERM INVESTMENTS - 5.0%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	1,674	1,674

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	22,383	22,383
Total Short Term Investments (cost $24,057)		24,057
Total Investments - 104.6% (cost $445,872)		505,237
Other Assets and Liabilities, Net - (4.6%)		(22,282)
Total Net Assets - 100.0%		$482,955

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 0.6%
McGraw-Hill Financial. Inc.	39	$3,261
FINANCIALS - 98.2%
1st Source Corp.	2	49
Acadia Realty Trust	9	238
ACE Ltd.	48	5,025
Actua Corp. (c)	5	87
Affiliated Managers Group Inc. (c)	8	1,560
AFLAC Inc.	64	3,752
AG Mortgage Investment Trust Inc.	4	70
Agree Realty Corp.	2	58
Alexander & Baldwin Inc.	6	231
Alexander’s Inc.	—	116
Alexandria Real Estate Equities Inc.	10	744
Alleghany Corp. (c)	2	966
Allied World Assurance Co. Holdings Ltd.	14	519
Allstate Corp.	62	3,778
Ally Financial Inc. (c)	44	1,014
Altisource Portfolio Solutions SA (c) (d)	2	218
Altisource Residential Corp. - Class B	8	187
Ambac Financial Group Inc. (c)	6	130
American Assets Trust Inc.	5	161
American Campus Communities Inc.	15	531
American Capital Agency Corp.	50	1,067
American Capital Mortgage Investment Corp.	7	132
American Equity Investment Life Holding Co.	11	243
American Express Co.	135	11,818
American Financial Group Inc.	11	610
American Homes For Rent - Class A	22	380
American International Group Inc.	195	10,520

See accompanying Notes to Schedules of Investments.

	Shares	Value
American Realty Capital Properties Inc.	125	1,512
American Residential Properties Inc. (c)	4	78
American Tower Corp.	56	5,254
Ameriprise Financial Inc.	27	3,324
Amerisafe Inc.	3	101
AmTrust Financial Services Inc. (d)	5	182
Annaly Capital Management Inc.	135	1,439
Anworth Mortgage Asset Corp. (d)	18	85
Aon Plc - Class A	40	3,482
Apartment Investment & Management Co. - Class A	20	645
Apollo Commercial Real Estate Finance Inc. (d)	6	100
Apollo Residential Mortgage Inc.	4	69
Arch Capital Group Ltd. (c)	19	1,045
Argo Group International Holdings Ltd.	4	181
Arlington Asset Investment Corp. (d)	3	78
ARMOUR Residential REIT Inc. (d)	50	194
Arrow Financial Corp.	2	45
Arthur J Gallagher & Co.	22	1,015
Artisan Partners Asset Management Inc. - Class A	4	228
Ashford Hospitality Prime Inc.	4	54
Ashford Hospitality Trust Inc.	12	118
Aspen Insurance Holdings Ltd.	9	397
Associated Bancorp	22	387
Associated Estates Realty Corp.	8	138
Assurant Inc.	10	639
Assured Guaranty Ltd.	26	566
Astoria Financial Corp.	12	152
AvalonBay Communities Inc.	18	2,593
Aviv REIT Inc.	4	94
Axis Capital Holdings Ltd.	15	693
Baldwin & Lyons Inc. - Class B	1	31
BancFirst Corp.	1	61
Bancorp Inc. (c)	5	44
BancorpSouth Inc.	13	255
Bank Mutual Corp.	6	41
Bank of America Corp.	1,490	25,399
Bank of Hawaii Corp.	6	355
Bank of New York Mellon Corp. (a)	162	6,261
Bank of the Ozarks Inc.	10	328
BankUnited Inc.	14	417
Banner Corp.	3	104
BB&T Corp.	102	3,792
BBCN Bancorp Inc.	10	151
Beneficial Mutual Bancorp Inc. (c)	5	61
Berkshire Hathaway Inc. - Class B (c)	159	21,973
Berkshire Hills Bancorp Inc.	3	82
BGC Partners Inc. - Class A	24	178
BioMed Realty Trust Inc.	27	539
BlackRock Inc.	19	6,211
BofI Holding Inc. (c)	2	121
BOK Financial Corp.	3	222
Boston Private Financial Holdings Inc.	11	136
Boston Properties Inc.	22	2,515
Brandywine Realty Trust	25	350
Brixmor Property Group Inc.	11	254
Brookline Bancorp Inc.	10	84
Brown & Brown Inc. (d)	17	549
Bryn Mawr Bank Corp.	2	49
Calamos Asset Management Inc. - Class A	3	32
Camden National Corp.	1	37
Camden Property Trust	12	830
Campus Crest Communities Inc.	9	58
Capital Bank Financial Corp. - Class A (c) (d)	4	95
Capital One Financial Corp.	81	6,613
Capitol Federal Financial Inc.	19	229
Capstead Mortgage Corp. (d)	13	160
Cardinal Financial Corp.	4	72
CareTrust REIT Inc. (c)	3	40
Cash America International Inc.	4	188
Cathay General Bancorp	11	274
CBL & Associates Properties Inc.	25	440
CBOE Holdings Inc.	12	638
CBRE Group Inc. - Class A (c)	43	1,264
Cedar Shopping Centers Inc.	9	56
CenterState Banks of Florida Inc.	6	65
Central Pacific Financial Corp.	3	55
Charles Schwab Corp.	166	4,880
Chatham Lodging Trust	5	125
Chesapeake Lodging Trust	8	237
Chimera Investment Corp.	143	433
Chubb Corp.	35	3,159
Cincinnati Financial Corp.	22	1,041
CIT Group Inc.	28	1,265
Citigroup Inc.	430	22,301
Citizens Inc. - Class A (c) (d)	6	39
City Holdings Co.	2	92
City National Corp.	7	528
CME Group Inc.	45	3,618
CNO Financial Group Inc.	30	503
CoBiz Financial Inc.	5	57
Cohen & Steers Inc. (d)	3	104
Colony Financial Inc.	16	348
Columbia Banking System Inc.	7	178
Comerica Inc.	26	1,289
Commerce Bancshares Inc.	12	531
Community Bank System Inc.	6	186
Community Trust Bancorp Inc.	2	73
Coresite Realty Corp.	3	98
Corporate Office Properties Trust	12	321
Cousins Properties Inc.	30	362
Cowen Group Inc. - Class A (c)	15	55
Credit Acceptance Corp. (c)	1	153
CubeSmart	20	359
Cullen/Frost Bankers Inc.	8	581
Customers Bancorp Inc. (c)	3	61
CVB Financial Corp.	13	187
CyrusOne Inc.	5	115
CYS Investments Inc.	22	185
DCT Industrial Trust Inc.	45	336
DDR Corp.	44	731
DiamondRock Hospitality Co.	28	350
Digital Realty Trust Inc. (d)	19	1,201
Dime Community Bancshares Inc.	4	60
Discover Financial Services	66	4,258
Donegal Group Inc. - Class A	1	22
Douglas Emmett Inc.	19	486
Duke Realty Corp.	46	796
DuPont Fabros Technology Inc.	10	266
Dynex Capital Inc. (d)	7	59
E*TRADE Financial Corp. (c)	41	929
Eagle Bancorp Inc. (c)	3	103
East West Bancorp Inc.	20	687
EastGroup Properties Inc.	4	271
Eaton Vance Corp.	17	640
Education Realty Trust Inc.	19	191
eHealth Inc. (c)	2	58
EMC Insurance Group Inc.	1	23
Empire State Realty Trust Inc. - Class A	12	184
Employer Holdings Inc.	4	84
Endurance Specialty Holdings Ltd.	6	346
Enstar Group Ltd. (c)	2	218
Enterprise Financial Services Corp.	3	45
EPR Properties (d)	8	411
Equity Commonwealth	16	421

See accompanying Notes to Schedules of Investments.

	Shares	Value
Equity Lifestyle Properties Inc.	11	465
Equity One Inc.	9	191
Equity Residential	49	2,998
Essent Group Ltd. (c) (d)	6	125
Essex Property Trust Inc.	9	1,574
EverBank Financial Corp.	11	190
Evercore Partners Inc. - Class A	5	234
Everest Re Group Ltd.	7	1,064
Excel Trust Inc.	8	97
Extra Space Storage Inc.	16	805
EZCorp Inc. - Class A (c)	7	71
FBL Financial Group Inc. - Class A	2	69
Federal Agricultural Mortgage Corp. - Class C	1	43
Federal Realty Investment Trust	10	1,125
Federated Investors Inc. - Class B (d)	13	385
FelCor Lodging Trust Inc.	15	143
Fidelity & Guaranty Life	2	36
Fidelity National Financial, Inc.	36	1,010
Fidelity National Financial, Inc. (c)	13	173
Fifth Third Bancorp	121	2,417
Financial Engines Inc. (d)	8	263
First American Financial Corp. (d)	15	411
First Bancorp Inc. (c)	15	69
First Bancorp Inc. (d)	3	41
First Cash Financial Services Inc. (c)	4	231
First Citizens BancShares Inc. - Class A (d)	1	188
First Commonwealth Financial Corp.	13	109
First Community Bancshares Inc.	2	32
First Financial Bancorp	8	125
First Financial Bankshares Inc. (d)	8	227
First Financial Corp.	2	47
First Horizon National Corp.	34	416
First Industrial Realty Trust Inc.	15	251
First Interstate BancSystem Inc. - Class A	3	72
First Merchants Corp.	5	96
First Midwest Bancorp Inc.	10	166
First NBC Bank Holding Co. (c)	2	68
First Niagara Financial Group Inc.	49	411
First Potomac Realty Trust	8	95
First Republic Bank (d)	19	920
FirstMerit Corp.	24	417
Flagstar Bancorp Inc. (c)	3	53
Flushing Financial Corp. (d)	4	73
FNB Corp.	24	288
Forest City Enterprises Inc. - Class A (c)	21	420
Forestar Group Inc. (c)	5	86
Franklin Resources Inc.	58	3,161
Franklin Street Properties Corp.	14	159
Fulton Financial Corp.	27	298
FXCM Inc. - Class A (d)	5	76
GAMCO Investors Inc.	1	46
Gaming and Leisure Properties Inc. (d)	12	382
General Growth Properties Inc.	75	1,758
Genworth Financial Inc. - Class A (c)	70	913
Geo Group Inc.	10	389
Getty Realty Corp.	4	63
GFI Group Inc.	11	58
Glacier Bancorp Inc.	10	267
Glimcher Realty Trust	20	268
Global Indemnity Plc (c)	1	32
Goldman Sachs Group Inc.	60	11,051
Government Properties Income Trust	10	225
Gramercy Property Trust Inc. (d)	15	89
Great Southern Bancorp Inc.	1	41
Green Dot Corp. (c)	4	82
Greenhill & Co. Inc.	4	192
Greenlight Capital Re Ltd. - Class A (c)	4	136
Hancock Holding Co.	12	374
Hanmi Financial Corp.	4	89
Hanover Insurance Group Inc.	6	383
Hartford Financial Services Group Inc.	64	2,378
Hatteras Financial Corp.	14	259
HCC Insurance Holdings Inc.	14	669
HCI Group Inc.	1	49
HCP Inc.	65	2,583
Health Care REIT Inc.	46	2,866
Healthcare Realty Trust Inc.	14	321
Healthcare Trust of America Inc. - Class A	34	394
Heartland Financial USA Inc.	2	50
Hersha Hospitality Trust	27	175
HFF Inc. - Class A	5	135
Highwoods Properties Inc.	13	486
Hilltop Holdings Inc. (c) (d)	10	197
Home Bancshares Inc.	7	194
Home Loan Servicing Solutions Ltd.	11	226
Home Properties Inc.	8	480
HomeStreet Inc.	2	31
HomeTrust Bancshares Inc. (c)	3	38
Horace Mann Educators Corp.	6	159
Hospitality Properties Trust	22	578
Host Hotels & Resorts Inc.	107	2,292
Howard Hughes Corp. (c)	5	722
Hudson City Bancorp Inc.	68	662
Hudson Pacific Properties Inc.	8	192
Huntington Bancshares Inc.	116	1,130
IberiaBank Corp.	4	268
Independent Bank Corp.	3	117
Independent Bank Group Inc.	1	60
Infinity Property & Casualty Corp.	2	102
Inland Real Estate Corp.	12	122
Interactive Brokers Group Inc.	7	168
Intercontinental Exchange Inc.	16	3,181
International Bancshares Corp.	8	197
INTL FCStone Inc. (c) (d)	2	38
Invesco Ltd.	61	2,425
Invesco Mortgage Capital Inc.	17	268
Investment Technology Group Inc. (c)	5	79
Investors Bancorp Inc.	51	513
Investors Real Estate Trust	15	114
iStar Financial Inc. (c)	11	149
Janus Capital Group Inc. (d)	21	302
Jones Lang LaSalle Inc.	6	804
JPMorgan Chase & Co.	536	32,296
Kansas City Life Insurance Co. (d)	1	25
KCG Holdings Inc. - Class A (c)	11	113
Kemper Corp.	7	235
Kennedy-Wilson Holdings Inc.	9	222
KeyCorp	124	1,658
Kilroy Realty Corp.	12	697
Kimco Realty Corp.	58	1,280
Kite Realty Group Trust	12	294
Ladder Capital Corp. - Class A (c) (d)	5	93
Lakeland Bancorp Inc.	5	52
Lakeland Financial Corp.	2	86
LaSalle Hotel Properties	15	504
Legg Mason Inc.	15	746
Leucadia National Corp.	44	1,048
Lexington Realty Trust (d)	29	280
Liberty Property Trust (d)	21	691
Lincoln National Corp.	37	1,988
Loews Corp.	49	2,058
LPL Financial Holdings Inc.	11	513
LTC Properties Inc.	5	175
M&T Bank Corp.	17	2,077
Macerich Co.	20	1,278
Mack-Cali Realty Corp.	13	242

See accompanying Notes to Schedules of Investments.

	Shares	Value
Maiden Holdings Ltd.	8	84
MarketAxess Holdings Inc.	5	339
Marsh & McLennan Cos. Inc.	78	4,080
MB Financial Inc.	9	241
MBIA Inc. (c)	22	205
Meadowbrook Insurance Group Inc.	7	40
Medical Properties Trust Inc.	24	296
Mercury General Corp.	5	231
MetLife Inc.	136	7,285
MFA Financial Inc. (d)	51	399
MGIC Investment Corp. (c)	45	354
Mid-America Apartment Communities Inc.	11	701
Monmouth Real Estate Investment Corp. (d)	7	73
Montpelier Re Holdings Ltd.	6	199
Moody’s Corp.	27	2,580
Morgan Stanley	210	7,245
MSCI Inc. - Class A (d)	17	782
NASDAQ OMX Group Inc.	17	723
National Health Investors Inc.	4	216
National Interstate Corp. (d)	1	32
National Penn Bancshares Inc.	17	161
National Retail Properties Inc. (d)	17	596
Nationstar Mortgage Holdings Inc. (c) (d)	3	105
Navient Corp.	59	1,051
Navigators Group Inc. (c)	1	91
NBT Bancorp Inc.	6	135
Nelnet Inc. - Class A	4	155
New Residential Investment Corp.	42	246
New York Community Bancorp Inc. (d)	63	1,001
New York Mortgage Trust Inc. (d)	13	90
Newcastle Investment Corp.	18	223
Northern Trust Corp.	32	2,150
Northfield Bancorp Inc.	7	101
NorthStar Asset Management Group Inc. (c)	26	472
NorthStar Realty Finance Corp.	31	550
Northwest Bancshares Inc.	12	149
Ocwen Financial Corp. (c)	17	434
OFG Bancorp (d)	6	93
Old National Bancorp (d)	16	209
Old Republic International Corp.	34	490
Omega Healthcare Investors Inc. (d)	18	613
One Liberty Properties Inc.	2	37
OneBeacon Insurance Group Ltd. - Class A	3	46
Oppenheimer Holdings Inc. - Class A	2	32
Oritani Financial Corp.	5	76
PacWest Bancorp	14	563
Parkway Properties Inc.	11	212
PartnerRe Ltd.	7	714
Pebblebrook Hotel Trust	9	346
Pennsylvania REIT	9	187
Pennymac Mortgage Investment Trust	11	238
People’s United Financial Inc. (d)	44	638
Peoples Bancorp Inc.	2	38
PHH Corp. (c)	7	167
Pico Holdings Inc. (c)	3	64
Piedmont Office Realty Trust Inc. - Class A (d)	22	382
Pinnacle Financial Partners Inc.	5	167
Piper Jaffray Cos. (c)	2	117
Platinum Underwriters Holdings Ltd.	4	246
Plum Creek Timber Co. Inc.	25	984
PNC Financial Services Group Inc.	76	6,480
Popular Inc. (c)	14	427
Portfolio Recovery Associates Inc. (c)	7	371
Post Properties Inc.	8	400
Potlatch Corp.	6	245
Primerica Inc.	8	372
Principal Financial Group Inc.	42	2,192
PrivateBancorp Inc.	10	307
ProAssurance Corp.	8	371
Progressive Corp.	79	2,000
ProLogis Inc.	71	2,674
Prosperity Bancshares Inc.	9	524
Protective Life Corp.	11	779
Provident Financial Services Inc.	7	122
Prudential Financial Inc.	65	5,735
PS Business Parks Inc.	3	207
Public Storage	21	3,451
Pzena Investment Management Inc. - Class A	2	17
QTS Realty Trust Inc. - Class A (d)	2	56
Radian Group Inc.	26	375
RAIT Financial Trust	11	85
Ramco-Gershenson Properties Trust	10	170
Raymond James Financial Inc.	18	969
Rayonier Inc.	18	567
Realogy Holdings Corp. (c)	21	776
Realty Income Corp. (d)	32	1,285
Redwood Trust Inc. (d)	11	191
Regency Centers Corp.	13	709
Regions Financial Corp.	194	1,948
Reinsurance Group of America Inc.	10	791
RenaissanceRe Holdings Ltd.	6	565
Renasant Corp.	4	111
Republic Bancorp Inc. - Class A	1	35
Resource Capital Corp.	18	87
Retail Opportunity Investments Corp. (d)	12	177
Retail Properties of America Inc. - Class A	34	499
RLI Corp.	5	232
RLJ Lodging Trust	19	537
Rouse Properties Inc. (d)	5	78
Ryman Hospitality Properties Inc. (d)	7	321
S&T Bancorp Inc.	4	96
Sabra Healthcare REIT Inc.	6	154
Safety Insurance Group Inc.	2	98
Saul Centers Inc. (d)	2	80
SEI Investments Co.	21	743
Select Income REIT	5	126
Selective Insurance Group Inc.	8	173
Senior Housing Properties Trust	29	612
Signature Bank (c)	7	763
Silver Bay Realty Trust Corp.	5	82
Simmons First National Corp. - Class A	2	78
Simon Property Group Inc.	44	7,240
SL Green Realty Corp.	14	1,375
SLM Corp.	60	511
South State Corp.	3	184
Southside Bancshares Inc. (d)	2	83
Sovran Self Storage Inc.	5	340
Spirit Realty Capital Inc.	57	623
Springleaf Holdings Inc. (c)	4	123
St. Joe Co. (c) (d)	12	234
STAG Industrial Inc.	7	152
StanCorp Financial Group Inc.	6	400
Starwood Property Trust Inc.	31	675
Starwood Waypoint Residential Trust	5	138
State Auto Financial Corp.	2	48
State Bank Financial Corp.	4	73
State Street Corp.	61	4,497
Sterling Bancorp	11	139
Stewart Information Services Corp.	3	83
Stifel Financial Corp. (c)	9	422
Stock Yards Bancorp Inc.	2	59
Strategic Hotels & Resorts Inc. (c)	33	384
Summit Hotel Properties Inc.	12	127
Sun Communities Inc.	6	326
Sunstone Hotel Investors Inc.	28	393
SunTrust Banks Inc.	76	2,876

See accompanying Notes to Schedules of Investments.

	Shares	Value
Susquehanna Bancshares Inc.	27	269
SVB Financial Group (c)	7	793
Symetra Financial Corp.	11	255
Synovus Financial Corp.	19	457
T. Rowe Price Group Inc.	37	2,923
Talmer Bancorp Inc.	8	113
Tanger Factory Outlet Centers Inc.	13	435
Taubman Centers Inc.	9	661
TCF Financial Corp.	23	350
TD Ameritrade Holding Corp.	39	1,298
Tejon Ranch Co. (c)	2	61
Texas Capital Bancshares Inc. (c)	6	342
TFS Financial Corp.	12	177
Third Point Reinsurance Ltd. (c)	8	114
Torchmark Corp.	18	969
TowneBank (d)	4	60
Travelers Cos. Inc.	49	4,629
Trico Bancshares (d)	2	44
Tristate Capital Holdings Inc. (c)	3	30
TrustCo Bank Corp.	13	84
Trustmark Corp.	9	213
Two Harbors Investment Corp.	51	489
U.S. Bancorp	257	10,759
UDR Inc.	35	962
UMB Financial Corp.	5	292
Umpqua Holdings Corp.	27	446
Union Bankshares Corp.	6	139
United Bankshares Inc.	9	263
United Community Banks Inc.	4	69
United Financial Bancorp Inc.	7	88
United Fire Group Inc.	3	83
Universal Health Realty Income Trust	2	71
Universal Insurance Holdings Inc.	4	55
Univest Corp. of Pennsylvania	2	43
Unum Group	36	1,248
Urstadt Biddle Properties Inc. (d)	3	67
Validus Holdings Ltd.	13	500
Valley National Bancorp (d)	26	253
Ventas Inc.	42	2,588
ViewPoint Financial Group Inc.	5	125
Virtus Investment Partners Inc.	1	174
Vornado Realty Trust	24	2,397
Voya Financial Inc.	24	956
Waddell & Reed Financial Inc. - Class A	12	633
Walker & Dunlop Inc. (c)	3	35
Walter Investment Management Corp. (c) (d)	5	114
Washington Federal Inc. (d)	15	300
Washington Prime Group Inc.	21	373
Washington REIT	9	237
Washington Trust Bancorp Inc. (d)	2	65
Webster Financial Corp.	13	372
Weingarten Realty Investors	16	507
Wells Fargo & Co.	709	36,765
WesBanco Inc.	4	117
Westamerica Bancorp (d)	4	170
Western Alliance Bancorp (c)	11	254
Western Asset Mortgage Capital Corp. (d)	6	85
Weyerhaeuser Co.	75	2,382
Willis Group Holdings Plc	23	973
Wilshire Bancorp Inc.	10	90
Winthrop Realty Trust	5	73
Wintrust Financial Corp.	6	276
WisdomTree Investments Inc. (c) (d)	15	166
World Acceptance Corp. (c) (d)	1	77
WP Carey Inc. (d)	13	807
WR Berkley Corp.	16	741
WSFS Financial Corp.	1	84
XL Group Plc	38	1,263
Zions Bancorp	29	835
		507,947
INDUSTRIALS - 0.1%
Corrections Corp. of America	16	559
Encore Capital Group Inc. (c) (d)	3	148
		707
TELECOMMUNICATION SERVICES - 0.8%
Crown Castle International Corp.	47	3,813
Safeguard Scientifics Inc. (c)	3	53
		3,866
Total Common Stocks (cost $422,404)		515,781

SHORT TERM INVESTMENTS - 3.8%
Investment Company - 1.3%
JNL Money Market Fund, 0.01% (a) (b)	6,900	6,900

Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	12,857	12,857
Total Short Term Investments (cost $19,757)		19,757
Total Investments - 103.5% (cost $442,161)		535,538
Other Assets and Liabilities, Net - (3.5%)		(18,084)
Total Net Assets - 100.0%		$517,454

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 99.8%
CONSUMER STAPLES - 0.1%
Prestige Brands Holdings Inc. (c)	31	$992
HEALTH CARE - 99.7%
Abaxis Inc. (d)	11	566
Abbott Laboratories	831	34,549
AbbVie Inc.	882	50,942
Abiomed Inc. (c) (d)	20	495
Acadia HealthCare Co. Inc. (c) (d)	27	1,295
ACADIA Pharmaceuticals Inc. (c) (d)	45	1,122
Accelerate Diagnostics Inc. (c) (d)	14	295
Acceleron Pharma Inc. (c) (d)	8	246
Accuray Inc. (c) (d)	42	301
AcelRx Pharmaceuticals Inc. (c) (d)	17	91
Achillion Pharmaceuticals Inc. (c)	36	358
Acorda Therapeutics Inc. (c)	23	789
Actavis Plc (c)	146	35,260
Aegerion Pharmaceuticals Inc. (c) (d)	14	478
Aetna Inc.	198	16,046
Affymetrix Inc. (c) (d)	39	315
Agilent Technologies Inc.	184	10,500
Agios Pharmaceuticals Inc. (c) (d)	8	502
Air Methods Corp. (c) (d)	22	1,227
Akorn Inc. (c)	44	1,604
Albany Molecular Research Inc. (c) (d)	13	297
Alere Inc. (c)	42	1,642
Alexion Pharmaceuticals Inc. (c)	110	18,172
Align Technology Inc. (c)	38	1,941
Alkermes Plc (c)	82	3,497
Allergan Inc.	165	29,438
Allscripts-Misys Healthcare Solutions Inc. (c)	98	1,309
Alnylam Pharmaceuticals Inc. (c)	35	2,710
AMAG Pharmaceuticals Inc. (c)	10	333
Amedisys Inc. (c)	15	307

See accompanying Notes to Schedules of Investments.

	Shares	Value
AmerisourceBergen Corp.	125	9,654
Amgen Inc.	420	58,970
AMN Healthcare Services Inc. (c)	25	391
Amsurg Corp. (c)	24	1,217
Anacor Pharmaceuticals Inc. (c) (d)	18	436
Analogic Corp.	7	419
AngioDynamics Inc. (c)	13	175
Anika Therapeutics Inc. (c)	8	287
Antares Pharma Inc. (c) (d)	71	130
Aratana Therapeutics Inc. (c)	12	119
Arena Pharmaceuticals Inc. (c) (d)	132	554
Ariad Pharmaceuticals Inc. (c) (d)	101	546
Array BioPharma Inc. (c)	64	229
Arrowhead Research Corp. (c) (d)	27	405
athenahealth Inc. (c) (d)	21	2,769
AtriCure Inc. (c)	14	207
Auspex Pharmaceuticals Inc. (c)	7	186
Auxilium Pharmaceuticals Inc. (c) (d)	25	747
AVANIR Pharmaceuticals (c)	111	1,318
Baxter International Inc.	300	21,498
Becton Dickinson & Co.	108	12,246
Bio-Rad Laboratories Inc. - Class A (c)	11	1,236
Bio-Reference Labs Inc. (c) (d)	13	375
BioCryst Pharmaceuticals Inc. (c) (d)	30	294
Biogen Idec Inc. (c)	132	43,534
BioMarin Pharmaceutical Inc. (c)	81	5,852
BioScrip Inc. (c) (d)	37	259
Bluebird Bio Inc. (c) (d)	10	375
Boston Scientific Corp. (c)	732	8,642
Bristol-Myers Squibb Co.	919	47,050
Brookdale Senior Living Inc. (c)	102	3,301
Bruker Corp. (c)	67	1,239
Cambrex Corp. (c)	16	307
Cantel Medical Corp.	20	687
Capital Senior Living Corp. (c) (d)	15	318
Cardinal Health Inc.	188	14,064
Cardiovascular Systems Inc. (c)	15	350
CareFusion Corp. (c)	115	5,216
Celgene Corp. (c)	444	42,114
Celldex Therapeutics Inc. (c) (d)	46	597
Centene Corp. (c)	30	2,454
Cepheid Inc. (c) (d)	38	1,660
Cerner Corp. (c)	171	10,178
Cerus Corp. (c) (d)	43	172
Charles River Laboratories International Inc. (c)	26	1,557
Chemed Corp. (d)	10	1,065
Chimerix Inc. (c) (d)	13	354
CIGNA Corp.	149	13,515
Clovis Oncology Inc. (c) (d)	12	524
Community Health Systems Inc. (c)	65	3,550
Computer Programs & Systems Inc.	6	329
Conmed Corp.	14	523
Cooper Cos. Inc.	27	4,180
Corvel Corp. (c)	5	166
Covance Inc. (c)	31	2,439
Covidien Plc	250	21,597
CR Bard Inc.	42	6,041
CTI BioPharma Corp. (c) (d)	74	179
Cubist Pharmaceuticals Inc. (c)	41	2,698
Cyberonics Inc. (c)	14	707
Cynosure Inc. - Class A (c)	11	235
DaVita HealthCare Partners Inc. (c)	95	6,948
Dendreon Corp. (c) (d)	101	145
Dentsply International Inc.	80	3,635
DepoMed Inc. (c)	31	467
DexCom Inc. (c)	42	1,692
Dyax Corp. (c)	70	708
Dynavax Technologies Inc. (c)	151	215
Edwards Lifesciences Corp. (c)	59	5,983
Eli Lilly & Co.	557	36,134
Emergent BioSolutions Inc. (c)	17	363
Enanta Pharmaceuticals Inc. (c)	4	155
Endo International Plc (c)	80	5,497
Endocyte Inc. (c) (d)	19	113
Endologix Inc. (c)	34	358
Ensign Group Inc.	11	373
Envision Healthcare Holdings Inc. (c)	78	2,707
Epizyme Inc. (c)	6	162
Exact Sciences Corp. (c) (d)	42	820
ExacTech Inc. (c)	6	141
ExamWorks Group Inc. (c)	19	627
Exelixis Inc. (c) (d)	112	171
Express Scripts Holding Co. (c)	429	30,303
Five Star Quality Care Inc. (c)	38	144
Fluidigm Corp. (c)	15	363
Foundation Medicine Inc. (c) (d)	8	144
GenMark Diagnostics Inc. (c) (d)	19	171
Genomic Health Inc. (c) (d)	9	246
Gentiva Health Services Inc. (c)	15	257
Geron Corp. (c) (d)	90	179
Gilead Sciences Inc. (c)	851	90,624
Globus Medical Inc. - Class A (c)	23	455
Greatbatch Inc. (c)	13	552
Haemonetics Corp. (c)	29	1,003
Halozyme Therapeutics Inc. (c) (d)	56	505
Hanger Orthopedic Group Inc. (c)	19	384
HCA Holdings Inc. (c)	168	11,814
Health Net Inc. (c)	43	1,994
HealthSouth Corp.	48	1,757
HealthStream Inc. (c)	12	289
Healthways Inc. (c)	17	280
HeartWare International Inc. (c)	8	649
Henry Schein Inc. (c)	47	5,526
Hill-Rom Holdings Inc.	32	1,309
HMS Holdings Corp. (c) (d)	49	921
Hologic Inc. (c)	120	2,931
Horizon Pharma Plc (c) (d)	26	322
Hospira Inc. (c)	93	4,841
Humana Inc.	86	11,236
Hyperion Therapeutics Inc. (c) (d)	6	142
ICU Medical Inc. (c)	7	465
Idexx Laboratories Inc. (c)	29	3,414
Illumina Inc. (c)	71	11,684
Immunogen Inc. (c) (d)	45	476
Immunomedics Inc. (c) (d)	53	196
Impax Laboratories Inc. (c)	38	891
Incyte Corp. (c)	85	4,151
Infinity Pharmaceuticals Inc. (c)	24	316
Insmed Inc. (c)	24	307
Insulet Corp. (c)	33	1,210
Insys Therapeutics Inc. (c) (d)	7	263
Integra LifeSciences Holdings Corp. (c)	13	669
Intercept Pharmaceuticals Inc. (c)	8	1,817
Intra-Cellular Therapies Inc. (c) (d)	11	156
Intrexon Corp. (c) (d)	21	393
Intuitive Surgical Inc. (c)	21	9,891
Invacare Corp.	17	198
IPC The Hospitalist Co. Inc. (c)	9	408
Ironwood Pharmaceuticals Inc. (c) (d)	58	755
Isis Pharmaceuticals Inc. (c) (d)	63	2,465
Jazz Pharmaceuticals Plc (c)	30	4,782
Johnson & Johnson	1,568	167,118
Karyopharm Therapeutics Inc. (c) (d)	8	277
Keryx Biopharmaceuticals Inc. (c) (d)	47	650
Kindred Healthcare Inc.	33	640
KYTHERA Biopharmaceuticals Inc. (c) (d)	8	265

See accompanying Notes to Schedules of Investments.

	Shares	Value
Laboratory Corp. of America Holdings (c)	47	4,803
Landauer Inc.	6	184
LDR Holding Corp. (c) (d)	7	210
Lexicon Pharmaceuticals Inc. (c) (d)	142	200
LHC Group Inc. (c)	7	170
LifePoint Hospitals Inc. (c)	24	1,659
Ligand Pharmaceuticals Inc. (c)	9	412
Luminex Corp. (c)	20	400
MacroGenics Inc. (c)	11	228
Magellan Health Services Inc. (c)	15	846
Mallinckrodt Plc (c)	63	5,694
MannKind Corp. (c) (d)	129	763
Masimo Corp. (c)	30	638
McKesson Corp.	128	24,845
MedAssets Inc. (c)	32	653
Medicines Co. (c)	33	743
Medidata Solutions Inc. (c)	29	1,297
Medivation Inc. (c)	43	4,243
MEDNAX Inc. (c)	56	3,083
Medtronic Inc.	553	34,230
Merck & Co. Inc.	1,620	96,035
Meridian Bioscience Inc. (d)	22	391
Merit Medical Systems Inc. (c) (d)	23	268
Merrimack Pharmaceuticals Inc. (c) (d)	50	441
Mettler-Toledo International Inc. (c)	16	4,117
MiMedx Group Inc. (c) (d)	46	328
Molina Healthcare Inc. (c)	16	656
Momenta Pharmaceuticals Inc. (c)	26	294
MWI Veterinary Supply Inc. (c)	8	1,120
Mylan Inc. (c)	208	9,482
Myriad Genetics Inc. (c) (d)	40	1,560
Natus Medical Inc. (c)	17	499
Navidea Biopharmaceuticals Inc. (c) (d)	89	118
Nektar Therapeutics (c)	71	855
Neogen Corp. (c)	19	745
Neurocrine Biosciences Inc. (c)	39	616
NewLink Genetics Corp. (c) (d)	10	216
Novavax Inc. (c) (d)	122	509
NPS Pharmaceuticals Inc. (c)	57	1,485
NuVasive Inc. (c)	24	832
NxStage Medical Inc. (c)	31	407
Omnicare Inc.	55	3,408
Omnicell Inc. (c)	19	525
OncoMed Pharmaceuticals Inc. (c) (d)	10	194
Ophthotech Corp. (c)	8	317
Opko Health Inc. (c) (d)	131	1,114
OraSure Technologies Inc. (c)	31	226
Orexigen Therapeutics Inc. (c) (d)	57	242
Organovo Holdings Inc. (c) (d)	35	221
Orthofix International NV (c)	10	311
Osiris Therapeutics Inc. (c) (d)	11	134
Owens & Minor Inc. (d)	35	1,145
Pacira Pharmaceuticals Inc. (c) (d)	19	1,847
PAREXEL International Corp. (c)	31	1,939
Patterson Cos. Inc.	45	1,859
PDL BioPharma Inc. (d)	86	640
PerkinElmer Inc.	63	2,743
Perrigo Co. Plc	75	11,197
Pfizer Inc.	3,532	104,428
Pharmacyclics Inc. (c)	36	4,199
PharMerica Corp. (c)	16	390
Portola Pharmaceuticals Inc. (c)	16	413
Premier Inc. - Class A (c)	16	527
Providence Services Corp. (c)	7	316
PTC Therapeutics Inc. (c) (d)	10	431
Puma Biotechnology Inc. (c)	14	3,368
Quality Systems Inc.	24	335
Quest Diagnostics Inc.	80	4,879
Quidel Corp. (c) (d)	16	420
Quintiles Transnational Holdings Inc. (c)	33	1,841
Raptor Pharmaceutical Corp. (c) (d)	34	323
Receptos Inc. (c)	10	604
Regeneron Pharmaceuticals Inc. (c)	44	15,810
Relypsa Inc. (c)	6	132
Repligen Corp. (c)	17	330
Repros Therapeutics Inc. (c)	13	132
ResMed Inc. (d)	79	3,881
Revance Therapeutics Inc. (c)	8	145
Rigel Pharmaceuticals Inc. (c) (d)	52	101
Rockwell Medical Technologies Inc. (c) (d)	21	195
Sagent Pharmaceuticals Inc. (c)	11	351
Salix Pharmaceuticals Ltd. (c) (d)	35	5,505
Sangamo Biosciences Inc. (c) (d)	36	387
Sarepta Therapeutics Inc. (c)	20	430
Sciclone Pharmaceuticals Inc. (c)	27	187
Seattle Genetics Inc. (c) (d)	57	2,106
Select Medical Holdings Corp.	44	533
Sequenom Inc. (c) (d)	66	197
Sirona Dental Systems Inc. (c)	31	2,386
Spectranetics Corp. (c)	22	574
Spectrum Pharmaceuticals Inc. (c) (d)	36	293
St. Jude Medical Inc.	159	9,531
Staar Surgical Co. (c)	18	188
STERIS Corp.	32	1,723
Stryker Corp.	188	15,197
Surgical Care Affiliates Inc. (c)	7	200
SurModics Inc. (c)	8	150
Symmetry Medical Inc. (c)	22	220
Synageva BioPharma Corp. (c) (d)	10	705
Synergy Pharmaceuticals Inc. (c) (d)	52	144
Synta Pharmaceuticals Corp. (c) (d)	35	105
Team Health Holdings Inc. (c)	38	2,201
Techne Corp.	20	1,914
Teleflex Inc.	22	2,347
Tenet Healthcare Corp. (c)	55	3,277
TESARO Inc. (c) (d)	11	290
Theravance Biopharma Inc. (c) (d)	12	269
Theravance Inc. (d)	44	749
Thermo Fisher Scientific Inc.	222	26,961
Thoratec Corp. (c)	32	845
Tornier BV (c) (d)	19	461
Triple-S Management Corp. - Class B (c)	9	188
Ultragenyx Pharmaceutical Inc. (c) (d)	4	239
United Therapeutics Corp. (c)	26	3,298
UnitedHealth Group Inc.	544	46,883
Universal American Corp. (c)	19	155
Universal Health Services Inc. - Class B	51	5,312
US Physical Therapy Inc.	6	198
Vanda Pharmaceuticals Inc. (c) (d)	19	197
Varian Medical Systems Inc. (c)	58	4,639
Vascular Solutions Inc. (c) (d)	7	171
VCI Inc. (c)	47	1,856
Veeva Systems Inc. - Class A (c) (d)	20	569
Vertex Pharmaceuticals Inc. (c)	131	14,711
Vivus Inc. (c) (d)	63	242
Vocera Communications Inc. (c)	18	149
Volcano Corp. (c) (d)	28	296
Waters Corp. (c)	47	4,680
WellCare Health Plans Inc. (c)	24	1,432
WellPoint Inc.	155	18,533
West Pharmaceutical Services Inc.	38	1,706
Wright Medical Group Inc. (c)	24	739
XenoPort Inc. (c) (d)	36	194
XOMA Corp. (c) (d)	46	194
Zeltiq Aesthetics Inc. (c)	16	362
Zimmer Holdings Inc.	94	9,412

See accompanying Notes to Schedules of Investments.

	Shares	Value
ZIOPHARM Oncology Inc. (c) (d)	49	130
Zoetis Inc. - Class A	279	10,321
		1,614,444
Total Common Stocks (cost $1,288,417)		1,615,436

SHORT TERM INVESTMENTS - 3.7%
Investment Company - 1.0%
JNL Money Market Fund, 0.01% (a) (b)	17,164	17,164

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	43,531	43,531
Total Short Term Investments (cost $60,695)		60,695
Total Investments - 103.5% (cost $1,349,112)		1,676,131
Other Assets and Liabilities, Net - (3.5%)		(57,277)
Total Net Assets - 100.0%		$1,618,854

JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 99.4%
ENERGY - 98.7%
Abraxas Petroleum Corp. (c)	51	$270
Alon USA Energy Inc.	14	196
Alpha Natural Resources Inc. (c) (d)	125	310
Anadarko Petroleum Corp.	343	34,748
Antero Resources Corp. (c) (d)	34	1,863
Apache Corp.	262	24,593
Apco Oil And Gas International Inc. (c)	4	53
Approach Resources Inc. (c) (d)	20	293
Arch Coal Inc. (d)	115	245
Athlon Energy Inc. (c)	44	2,562
Atwood Oceanics Inc. (c)	40	1,759
Baker Hughes Inc.	297	19,293
Basic Energy Services Inc. (c)	25	535
Bill Barrett Corp. (c) (d)	30	657
Bonanza Creek Energy Inc. (c)	22	1,274
BPZ Resources Inc. (c) (d)	48	91
Bristow Group Inc.	25	1,647
C&J Energy Services Inc. (c)	31	949
Cabot Oil & Gas Corp. - Class A	286	9,341
Callon Petroleum Co. (c)	37	329
Cameron International Corp. (c)	140	9,278
CARBO Ceramics Inc. (d)	14	820
Carrizo Oil & Gas Inc. (c)	30	1,603
CHC Group Ltd. (c) (d)	15	82
Cheniere Energy Inc. (c)	153	12,283
Chesapeake Energy Corp.	359	8,246
Chevron Corp.	1,291	154,009
Cimarex Energy Co.	60	7,560
Clayton Williams Energy Inc. (c)	3	319
Clean Energy Fuels Corp. (c) (d)	39	306
Cloud Peak Energy Inc. (c)	35	442
Cobalt International Energy Inc. (c)	201	2,734
Comstock Resources Inc. (d)	27	499
Concho Resources Inc. (c)	76	9,589
ConocoPhillips	831	63,619
CONSOL Energy Inc.	153	5,802
Contango Oil & Gas Co. (c)	9	296
Continental Resources Inc. (c) (d)	62	4,126
Core Laboratories NV	31	4,517
CVR Energy Inc. (d)	10	449
Dawson Geophysical Co.	4	69
Delek US Holdings Inc.	37	1,226
Denbury Resources Inc.	243	3,647
Devon Energy Corp.	264	17,978
Diamond Offshore Drilling Inc. (d)	48	1,647
Diamondback Energy Inc. (c)	31	2,320
Dresser-Rand Group Inc. (c)	53	4,324
Dril-Quip Inc. (c)	28	2,534
Emerald Oil Inc. (c) (d)	25	155
Enbridge Energy Management LLC (c)	35	1,293
Energen Corp.	51	3,672
Energy XXI Bermuda Ltd. (d)	65	736
EnLink Midstream LLC	26	1,062
Ensco Plc - Class A (d)	161	6,634
EOG Resources Inc.	371	36,698
EP Energy Corp. - Class A (c) (d)	28	495
EQT Corp.	104	9,509
Era Group Inc. (c)	10	211
EXCO Resources Inc. (d)	116	387
Exterran Holdings Inc.	41	1,831
Exxon Mobil Corp.	2,911	273,818
FMC Technologies Inc. (c)	161	8,752
Forest Oil Corp. (c) (d)	56	66
Forum Energy Technologies Inc. (c)	42	1,283
Frank’s International NV (d)	27	513
Gastar Exploration Inc. (c)	41	243
Geospace Technologies Corp. (c)	10	337
Goodrich Petroleum Corp. (c) (d)	20	292
Green Plains Inc.	17	624
Gulf Island Fabrication Inc.	7	112
Gulfmark Offshore Inc. - Class A	3	88
Gulfport Energy Corp. (c)	59	3,149
Halcon Resources Corp. (c) (d)	154	608
Halliburton Co.	573	36,945
Helix Energy Solutions Group Inc. (c)	69	1,522
Helmerich & Payne Inc.	74	7,275
Hercules Offshore Inc. (c) (d)	82	181
Hess Corp.	192	18,096
HollyFrontier Corp.	130	5,688
Hornbeck Offshore Services Inc. (c)	23	747
ION Geophysical Corp. (c)	63	175
Jones Energy Inc. - Class A (c)	5	100
Key Energy Services Inc. (c) (d)	79	381
Kinder Morgan Inc. (d)	455	17,439
Kinder Morgan Management LLC (c)	69	6,534
Kodiak Oil & Gas Corp. (c)	188	2,546
Kosmos Energy Ltd. (c)	70	698
Laredo Petroleum Holdings Inc. (c) (d)	50	1,118
LinnCo LLC (d)	84	2,435
Magnum Hunter Resources Corp. (c) (d)	100	560
Marathon Oil Corp.	460	17,295
Marathon Petroleum Corp.	196	16,635
Matador Resources Co. (c)	48	1,249
Matrix Service Co. (c)	19	459
McDermott International Inc. (c) (d)	169	965
Midstates Petroleum Co. Inc. (c) (d)	17	84
Miller Energy Resources Inc. (c) (d)	15	66
Murphy Oil Corp.	117	6,656
Nabors Industries Ltd.	183	4,159
National Oilwell Varco Inc.	291	22,159
Natural Gas Services Group Inc. (c)	6	142
Newfield Exploration Co. (c)	94	3,487
Newpark Resources Inc. (c)	60	743
Noble Corp. Plc	175	3,896
Noble Energy Inc.	246	16,790
Northern Oil and Gas Inc. (c) (d)	41	584
Nuverra Environmental Solutions Inc. (c) (d)	7	110
Oasis Petroleum Inc. (c)	67	2,809
Occidental Petroleum Corp.	532	51,178

See accompanying Notes to Schedules of Investments.

	Shares	Value
Oceaneering International Inc.	74	4,834
Oil States International Inc. (c)	34	2,132
Paragon Offshore Plc (c) (d)	59	363
Parker Drilling Co. (c)	68	338
Patterson-UTI Energy Inc.	101	3,294
PBF Energy Inc. - Class A	59	1,408
PDC Energy Inc. (c)	23	1,142
Peabody Energy Corp. (d)	178	2,199
Penn Virginia Corp. (c)	38	486
PetroQuest Energy Inc. (c)	25	140
PHI Inc. (c)	6	252
Phillips 66	384	31,218
Pioneer Energy Services Corp. (c)	44	624
Pioneer Natural Resources Co.	97	19,168
QEP Resources Inc.	120	3,679
Quicksilver Resources Inc. (c)	50	30
Range Resources Corp.	112	7,625
Renewable Energy Group Inc. (c)	15	149
Resolute Energy Corp. (c) (d)	24	150
Rex Energy Corp. (c)	35	442
Rex Stores Corp. (c)	3	243
Rice Energy Inc. (c)	43	1,149
RigNet Inc. (c) (d)	7	287
Rosetta Resources Inc. (c)	43	1,918
Rowan Cos. Plc - Class A	88	2,217
RPC Inc.	40	888
RSP Permian Inc. (c)	24	626
Sanchez Energy Corp. (c)	33	857
SandRidge Energy Inc. (c) (d)	254	1,088
Schlumberger Ltd.	882	89,676
SEACOR Holdings Inc. (c)	13	1,007
SemGroup Corp. - Class A	30	2,485
Seventy Seven Energy Inc. (c) (d)	25	590
SM Energy Co.	46	3,590
Solazyme Inc. (c) (d)	29	216
Southwestern Energy Co. (c)	242	8,453
Spectra Energy Corp.	456	17,918
Stone Energy Corp. (c)	35	1,095
Superior Energy Services Inc.	108	3,542
Swift Energy Co. (c) (d)	22	208
Targa Resources Corp.	25	3,413
Tesco Corp.	19	376
Tesoro Corp.	89	5,416
Tetra Technologies Inc. (c)	56	605
Tidewater Inc.	35	1,349
Triangle Petroleum Corp. (c) (d)	46	508
Ultra Petroleum Corp. (c) (d)	106	2,460
Unit Corp. (c)	31	1,816
VAALCO Energy Inc. (c)	27	231
Valero Energy Corp.	363	16,802
W&T Offshore Inc.	19	212
Warren Resources Inc. (c)	36	190
Weatherford International Plc (c)	524	10,907
Western Refining Inc.	41	1,703
Whiting Petroleum Corp. (c)	82	6,351
Willbros Group Inc. (c)	19	158
Williams Cos. Inc.	477	26,388
World Fuel Services Corp.	50	2,011
WPX Energy Inc. (c)	135	3,241
		1,327,669
UTILITIES - 0.7%
Oneok Inc.	142	9,328
Total Common Stocks (cost $1,088,280)		1,336,997

SHORT TERM INVESTMENTS - 4.1%
Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (b)	7,433	7,433

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	46,605	46,605
Total Short Term Investments (cost $54,038)		54,038
Total Investments - 103.5% (cost $1,142,318)		1,391,035
Other Assets and Liabilities, Net - (3.5%)		(46,440)
Total Net Assets - 100.0%		$1,344,595

JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 0.1%
Pandora Media Inc. (c)	35	$842
Shutterstock Inc. (c) (d)	2	165
		1,007
INDUSTRIALS - 0.2%
Belden Inc.	9	552
Benefitfocus Inc. (c) (d)	2	53
CommScope Holding Co. Inc. (c)	17	404
Control4 Corp. (c) (d)	2	31
Cvent Inc. (c) (d)	3	71
Endurance International Group Holdings Inc. (c) (d)	10	160
EnerNOC Inc. (c) (d)	5	84
Gigamon Inc. (c) (d)	2	24
Gogo Inc. (c) (d)	10	163
II-VI Inc. (c)	10	118
Rocket Fuel Inc. (c)	2	39
Textura Corp. (c) (d)	4	94
		1,793
INFORMATION TECHNOLOGY - 99.4%
3D Systems Corp. (c) (d)	21	957
Accenture Plc - Class A	124	10,119
ACI Worldwide Inc. (c)	22	412
Activision Blizzard Inc.	99	2,056
Actuate Corp. (c)	9	34
Acxiom Corp. (c)	15	240
Adobe Systems Inc. (c)	93	6,436
ADTRAN Inc.	11	225
Advanced Energy Industries Inc. (c)	7	140
Advanced Micro Devices Inc. (c) (d)	124	424
Advent Software Inc.	8	261
Agilysys Inc. (c)	3	37
Akamai Technologies Inc. (c)	35	2,083
Alliance Data Systems Corp. (c)	11	2,656
Altera Corp.	61	2,193
Ambarella Inc. (c) (d)	4	182
Amkor Technology Inc. (c)	27	226
Amphenol Corp. - Class A	31	3,074
Analog Devices Inc.	62	3,046
Angie’s List Inc. (c) (d)	9	54
Anixter International Inc.	6	469
Ansys Inc. (c)	18	1,377
AOL Inc. (c)	16	720
Apple Inc.	1,184	119,253
Applied Materials Inc.	240	5,178
Applied Micro Circuits Corp. (c)	15	104

See accompanying Notes to Schedules of Investments.

	Shares	Value
Arris Group Inc. (c)	24	694
Arrow Electronics Inc. (c)	20	1,081
Aruba Networks Inc. (c)	19	421
Aspen Technology Inc. (c)	18	667
Atmel Corp. (c)	81	653
Autodesk Inc. (c)	44	2,451
Automatic Data Processing Inc.	95	7,876
Avago Technologies Ltd.	49	4,254
Avnet Inc.	27	1,126
AVX Corp.	9	125
Badger Meter Inc.	3	132
Bankrate Inc. (c)	11	124
Bazaarvoice Inc. (c) (d)	10	71
Benchmark Electronics Inc. (c)	10	226
Black Box Corp.	3	70
Blackbaud Inc.	9	371
Blackhawk Network Holdings Inc. - Class B (c)	8	245
Blucora Inc. (c)	7	114
Booz Allen Hamilton Holding Corp. - Class A	12	283
Bottomline Technologies Inc. (c)	7	206
Brightcove Inc. (c)	6	34
Broadcom Corp. - Class A	105	4,232
Broadridge Financial Solutions Inc.	24	988
BroadSoft Inc. (c)	5	115
Brocade Communications Systems Inc.	87	943
Brooks Automation Inc.	13	134
CA Inc.	65	1,819
Cabot Microelectronics Corp. (c)	5	189
CACI International Inc. - Class A (c)	4	292
Cadence Design Systems Inc. (c)	57	985
CalAmp Corp. (c) (d)	7	115
Calix Inc. (c)	7	70
Callidus Software Inc. (c)	8	101
Carbonite Inc. (c)	2	25
Cardtronics Inc. (c)	8	295
Cass Information Systems Inc.	2	74
Cavium Inc. (c)	10	505
CDW Corp.	20	634
Ceva Inc. (c)	4	55
ChannelAdvisor Corp. (c) (d)	4	62
Checkpoint Systems Inc. (c)	8	98
Ciber Inc. (c)	14	50
Ciena Corp. (c) (d)	20	339
Cirrus Logic Inc. (c)	12	251
Cisco Systems Inc.	1,006	25,322
Citrix Systems Inc. (c)	32	2,287
Cognex Corp. (c)	16	655
Cognizant Technology Solutions Corp. - Class A (c)	120	5,361
Coherent Inc. (c)	5	317
Cohu Inc.	5	56
CommVault Systems Inc. (c)	9	434
Computer Sciences Corp.	28	1,737
Computer Task Group Inc.	3	33
Compuware Corp.	42	448
comScore Inc. (c)	6	215
Comtech Telecommunications Corp.	3	109
Concur Technologies Inc. (c) (d)	10	1,209
Constant Contact Inc. (c)	6	162
Convergys Corp.	21	370
Conversant Inc. (c)	13	443
CoreLogic Inc. (c)	17	470
Cornerstone OnDemand Inc. (c) (d)	10	338
Corning Inc.	258	4,981
CoStar Group Inc. (c)	6	972
Cray Inc. (c) (d)	7	192
Cree Inc. (c)	24	994
CSG Systems International Inc.	6	170
CTS Corp.	6	93
Cypress Semiconductor Corp. (d)	29	286
Daktronics Inc.	7	86
Dealertrack Technologies Inc. (c)	10	443
Demandware Inc. (c)	6	321
Dice Holdings Inc. (c)	7	62
Diebold Inc.	12	417
Digi International Inc. (c)	5	38
Digital River Inc. (c)	5	78
Diodes Inc. (c)	7	170
Dolby Laboratories Inc. (c)	10	422
DST Systems Inc.	7	575
DTS Inc. (c)	3	83
E2open Inc. (c) (d)	4	37
EarthLink Holdings Corp.	20	67
eBay Inc. (c)	224	12,693
Ebix Inc. (d)	6	84
EchoStar Corp. - Class A (c)	9	428
Electro Rent Corp.	4	49
Electro Scientific Industries Inc.	5	37
Electronic Arts Inc. (c)	62	2,212
Electronics for Imaging Inc. (c)	9	397
Ellie Mae Inc. (c) (d)	5	165
EMC Corp.	402	11,772
Emulex Corp. (c)	14	68
Entegris Inc. (c)	29	331
Entropic Communications Inc. (c)	18	47
Envestnet Inc. (c)	5	246
EPAM Systems Inc. (c) (d)	7	311
EPIQ Systems Inc.	6	103
ePlus Inc. (c)	1	66
Equinix Inc. (c)	10	2,071
Euronet Worldwide Inc. (c)	10	464
EVERTEC Inc.	13	281
Exar Corp. (c)	8	70
ExlService Holdings Inc. (c)	6	148
Extreme Networks (c)	19	89
F5 Networks Inc. (c)	15	1,762
Fabrinet (c)	6	84
Facebook Inc. - Class A (c)	392	30,945
FactSet Research Systems Inc. (d)	8	962
Fair Isaac Corp.	7	364
Fairchild Semiconductor International Inc. (c)	24	375
FARO Technologies Inc. (c)	3	166
FEI Co.	8	629
Fidelity National Information Services Inc.	56	3,174
Finisar Corp. (c) (d)	19	311
FireEye Inc. (c) (d)	13	401
First Solar Inc. (c)	15	971
Fiserv Inc. (c)	49	3,156
FleetCor Technologies Inc. (c)	15	2,096
Flextronics International Ltd. (c)	115	1,183
FLIR Systems Inc.	28	875
FormFactor Inc. (c)	11	77
Forrester Research Inc.	2	74
Fortinet Inc. (c)	28	701
Freescale Semiconductor Ltd. (c) (d)	21	415
Gartner Inc. - Class A (c) (d)	18	1,303
Global Cash Access Holdings Inc. (c)	13	85
Global Payments Inc.	14	987
Glu Mobile Inc. (c) (d)	16	85
Google Inc. - Class A (c)	55	32,545
Google Inc. - Class C (c)	56	32,500
GSI Group Inc. (c)	6	68
GT Advanced Technologies Inc. (c) (d)	28	307
Guidance Software Inc. (c) (d)	4	26
Guidewire Software Inc. (c)	13	578
Harmonic Inc. (c)	18	114

See accompanying Notes to Schedules of Investments.

	Shares	Value
Harris Corp.	21	1,389
Heartland Payment Systems Inc. (d)	7	351
Hewlett-Packard Co.	372	13,208
Higher One Holdings Inc. (c)	12	30
IAC/InterActiveCorp.	15	1,006
iGate Corp. (c)	7	245
Immersion Corp. (c)	6	48
Imperva Inc. (c)	4	108
Infinera Corp. (c) (d)	23	247
Infoblox Inc. (c)	10	145
Informatica Corp. (c)	22	753
Ingram Micro Inc. - Class A (c)	31	800
Inphi Corp. (c)	5	70
Insight Enterprises Inc. (c)	8	175
Integrated Device Technology Inc. (c)	27	434
Integrated Silicon Solutions Inc.	6	80
Intel Corp.	977	34,036
Interactive Intelligence Group (c)	3	132
InterDigital Inc.	8	312
Internap Network Services Corp. (c)	9	62
International Business Machines Corp.	189	35,842
International Rectifier Corp. (c)	14	537
Intersil Corp. - Class A	26	373
IntraLinks Holdings Inc. (c)	8	62
Intuit Inc.	53	4,625
InvenSense Inc. (c) (d)	14	279
IPG Photonics Corp. (c) (d)	7	467
Itron Inc. (c)	7	292
Ixia (c)	10	93
IXYS Corp.	5	51
j2 Global Inc. (d)	9	428
Jabil Circuit Inc.	36	731
Jack Henry & Associates Inc.	17	927
JDS Uniphase Corp. (c)	45	576
Jive Software Inc. (c)	8	44
Juniper Networks Inc.	84	1,850
Kemet Corp. (c)	9	37
KLA-Tencor Corp.	32	2,554
Knowles Corp. (c) (d)	17	448
Kopin Corp. (c)	12	42
Kulicke & Soffa Industries Inc. (c)	14	206
Lam Research Corp.	32	2,369
Lattice Semiconductor Corp. (c)	22	168
Leidos Holdings Inc.	12	422
Lexmark International Inc. - Class A	11	483
Linear Technology Corp.	46	2,055
LinkedIn Corp. - Class A (c)	21	4,308
Lionbridge Technologies Inc. (c)	12	54
Liquidity Services Inc. (c) (d)	5	72
Littelfuse Inc.	5	391
LivePerson Inc. (c)	10	124
LogMeIn Inc. (c)	4	201
M/A-COM Technology Solutions Holdings Inc. (c)	3	60
Magnachip Semiconductor Corp. (c)	6	71
Manhattan Associates Inc. (c)	15	507
Mantech International Corp. - Class A	5	123
Marchex Inc. - Class B	7	27
Marin Software Inc. (c)	4	34
Marketo Inc. (c) (d)	3	112
Marvell Technology Group Ltd.	76	1,021
MasterCard Inc. - Class A	199	14,687
Maxim Integrated Products Inc.	55	1,676
MAXIMUS Inc.	13	539
MaxLinear Inc. - Class A (c)	6	39
Maxwell Technologies Inc. (c) (d)	6	49
Measurement Specialties Inc. (c)	3	258
Mellanox Technologies Ltd. (c)	8	352
Mentor Graphics Corp.	19	381
MercadoLibre Inc. (d)	7	713
Mercury Systems Inc. (c)	6	71
Methode Electronics Inc.	7	260
Micrel Inc.	9	110
Microchip Technology Inc. (d)	39	1,853
Micron Technology Inc. (c)	211	7,213
Microsemi Corp. (c)	18	464
Microsoft Corp.	1,541	71,422
MicroStrategy Inc. - Class A (c)	2	224
Millennial Media Inc. (c) (d)	15	27
MKS Instruments Inc.	11	366
MoneyGram International Inc. (c)	6	73
Monolithic Power Systems Inc.	8	335
Monotype Imaging Holdings Inc.	7	212
Monster Worldwide Inc. (c)	17	91
Motorola Solutions Inc.	45	2,856
Move Inc. (c)	7	151
MTS Systems Corp.	3	196
Multi-Fineline Electronix Inc. (c)	3	31
Nanometrics Inc. (c)	4	66
National Instruments Corp.	20	617
NCR Corp. (c)	33	1,105
Net 1 UEPS Technologies Inc. (c)	8	98
NetApp Inc.	65	2,808
NetGear Inc. (c)	7	216
NetScout Systems Inc. (c)	8	366
NetSuite Inc. (c) (d)	7	585
NeuStar Inc. - Class A (c) (d)	11	282
Newport Corp. (c)	8	135
NIC Inc.	12	202
Nuance Communications Inc. (c)	51	782
NVE Corp. (c)	1	55
Nvidia Corp.	109	2,015
Omnivision Technologies Inc. (c)	11	280
ON Semiconductor Corp. (c)	88	787
Oplink Communications Inc.	3	57
Oracle Corp.	701	26,816
OSI Systems Inc. (c)	4	227
Palo Alto Networks Inc. (c)	11	1,043
Park Electrochemical Corp.	4	90
ParkerVision Inc. (c) (d)	20	23
Paychex Inc.	65	2,854
PC Connection Inc.	2	44
PDF Solutions Inc. (c)	5	63
Pegasystems Inc.	7	125
Perficient Inc. (c)	7	99
Photronics Inc. (c)	12	95
Plantronics Inc.	8	392
Plexus Corp. (c)	6	237
PMC - Sierra Inc. (c)	38	281
Polycom Inc. (c)	27	328
Power Integrations Inc.	6	337
Progress Software Corp. (c)	9	216
Proofpoint Inc. (c)	6	208
PROS Holdings Inc. (c)	5	118
PTC Inc. (c)	24	873
QLIK Technologies Inc. (c)	17	465
QLogic Corp. (c)	17	152
QUALCOMM Inc.	331	24,785
Qualys Inc. (c)	3	92
Quantum Corp. (c) (d)	44	51
QuinStreet Inc. (c)	7	28
Rackspace Hosting Inc. (c)	24	786
Rally Software Development Corp. (c) (d)	3	36
Rambus Inc. (c)	20	255
RealD Inc. (c)	9	80
RealNetworks Inc. (c)	5	32

See accompanying Notes to Schedules of Investments.

	Shares	Value
RealPage Inc. (c)	10	162
Red Hat Inc. (c)	37	2,080
RF Micro Devices Inc. (c)	55	634
Rightside Group Ltd. (c)	3	27
Riverbed Technology Inc. (c)	29	544
Rofin-Sinar Technologies Inc. (c)	5	123
Rogers Corp. (c)	3	188
Rosetta Stone Inc. (c)	4	31
Rovi Corp. (c)	18	362
Ruckus Wireless Inc. (c)	12	156
Rudolph Technologies Inc. (c)	6	59
Salesforce.com Inc. (c)	115	6,601
SanDisk Corp.	44	4,336
Sanmina Corp. (c)	17	351
Sapient Corp. (c)	25	346
ScanSource Inc. (c)	5	187
Science Applications International Corp.	8	371
SciQuest Inc. (c)	5	79
SeaChange International Inc. (c)	6	45
Seagate Technology	64	3,662
Semtech Corp. (c)	13	353
ServiceNow Inc. (c)	25	1,486
ServiceSource International Inc. (c) (d)	14	45
ShoreTel Inc. (c)	12	80
Silicon Graphics International Corp. (c) (d)	6	59
Silicon Image Inc. (c)	15	76
Silicon Laboratories Inc. (c)	8	324
Silver Spring Networks Inc. (c) (d)	4	41
Skyworks Solutions Inc.	37	2,154
SolarWinds Inc. (c)	13	547
Solera Holdings Inc.	14	775
Sonus Networks Inc. (c)	42	145
Spansion Inc. (c)	10	234
Splunk Inc. (c)	22	1,235
SPS Commerce Inc. (c)	3	163
SS&C Technologies Holdings Inc. (c)	14	621
Stamps.com Inc. (c)	3	89
SunEdison Inc. (c) (d)	50	948
SunPower Corp. (c) (d)	9	290
Super Micro Computer Inc. (c)	7	201
Sykes Enterprises Inc. (c)	8	150
Symantec Corp.	135	3,185
Synaptics Inc. (c)	7	506
Synchronoss Technologies Inc. (c)	6	285
SYNNEX Corp. (c)	6	388
Synopsys Inc. (c)	30	1,208
Syntel Inc. (c)	3	275
Tableau Software Inc. - Class A (c)	8	551
Take-Two Interactive Software Inc. (c)	20	458
Tangoe Inc. (c) (d)	7	91
TE Connectivity Ltd.	81	4,451
Tech Data Corp. (c)	7	431
TeleNav Inc. (c)	5	34
TeleTech Holdings Inc. (c)	4	93
Teradata Corp. (c)	31	1,299
Teradyne Inc.	39	753
Tessera Technologies Inc.	9	242
Texas Instruments Inc.	212	10,117
TIBCO Software Inc. (c)	30	701
TiVo Inc. (c)	22	277
Total System Services Inc.	33	1,033
Travelzoo Inc. (c)	2	24
Trimble Navigation Ltd. (c)	51	1,552
TriQuint Semiconductor Inc. (c)	32	614
Trulia Inc. (c) (d)	5	256
TTM Technologies Inc. (c) (d)	10	71
Twitter Inc. (c)	64	3,278
Tyler Technologies Inc. (c)	6	531
Ubiquiti Networks Inc. (c) (d)	4	155
Ultimate Software Group Inc. (c)	5	733
Ultratech Inc. (c)	5	122
Unisys Corp. (c)	10	226
Universal Display Corp. (c) (d)	8	258
Vantiv Inc. - Class A (c)	29	900
Varonis Systems Inc. (c) (d)	2	39
VASCO Data Security International Inc. (c)	6	107
Veeco Instruments Inc. (c) (d)	8	264
VeriFone Systems Inc. (c)	22	766
Verint Systems Inc. (c)	12	649
VeriSign Inc. (c) (d)	25	1,353
ViaSat Inc. (c) (d)	8	466
VirnetX Holding Corp. (c) (d)	8	50
Virtusa Corp. (c)	5	187
Visa Inc. - Class A	98	20,929
Vishay Intertechnology Inc.	28	394
Vishay Precision Group Inc. (c)	2	36
VistaPrint NV (c) (d)	6	310
VMware Inc. - Class A (c)	17	1,562
Vringo Inc. (c) (d)	29	28
Web.com Group Inc. (c)	9	186
WebMD Health Corp. (c) (d)	6	260
Western Digital Corp.	44	4,253
Western Union Co.	105	1,685
WEX Inc. (c)	8	844
Workday Inc. - Class A (c) (d)	19	1,530
Xcerra Corp. (c) (d)	12	114
Xerox Corp.	217	2,875
Xilinx Inc.	53	2,227
XO Group Inc. (c)	5	56
Xoom Corp. (c)	4	96
Yahoo! Inc. (c)	188	7,665
Yelp Inc. - Class A (c) (d)	12	820
Zebra Technologies Corp. - Class A (c)	10	710
Zillow Inc. - Class A (c) (d)	6	652
Zynga Inc. - Class A (c)	136	367
		805,426
Total Common Stocks (cost $660,296)		808,226

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 0.9%
JNL Money Market Fund, 0.01% (a) (b)	7,233	7,233

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (b)	17,660	17,660
Total Short Term Investments (cost $24,893)		24,893
Total Investments - 102.7% (cost $685,189)		833,119
Other Assets and Liabilities, Net - (2.7%)		(22,291)
Total Net Assets - 100.0%		$810,828

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.

Abbreviations:

“-” Amount rounds to less than one thousand

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC’s (“Adviser” or “JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of September 30, 2014 by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Dow 10 Fund
Common Stocks	$586,512	$—	$—	$586,512
Short Term Investments	2,804	—	—	2,804
Fund Total	$589,316	$—	$—	$589,316
JNL/Mellon Capital Global 15 Fund
Consumer Discretionary	$—	$17,689	$—	$17,689
Consumer Staples	—	13,660	—	13,660
Energy	—	27,333	—	27,333
Financials	25,728	131,360	—	157,088
Health Care	24,144	—	—	24,144
Industrials	23,232	—	—	23,232
Information Technology	62,091	—	—	62,091
Telecommunication Services	33,513	11,484	—	44,997
Short Term Investments	114	—	—	114
Fund Total	$168,822	$201,526	$—	$370,348
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$771,542	$—	$—	$771,542
Short Term Investments	13,825	—	—	13,825
Fund Total	$785,367	$—	$—	$785,367
JNL/Mellon Capital Value Line 30 Fund
Common Stocks	$631,174	$—	$—	$631,174
Short Term Investments	11,833	—	—	11,833
Fund Total	$643,007	$—	$—	$643,007
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$654,988	$—	$—	$654,988
Short Term Investments	12,303	—	—	12,303
Fund Total	$667,291	$—	$—	$667,291
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$496,556	$—	$—	$496,556
Short Term Investments	45,400	—	—	45,400
Fund Total	$541,956	$—	$—	$541,956
JNL/Mellon Capital 25 Fund
Common Stocks	$1,018,952	$—	$—	$1,018,952
Short Term Investments	32,011	—	—	32,011
Fund Total	$1,050,963	$—	$—	$1,050,963
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$3,031,249	$350,672	$—	$3,381,921
Short Term Investments	157,872	—	—	157,872
Fund Total	$3,189,121	$350,672	$—	$3,539,793
JNL/Mellon Capital JNL Optimized 5 Fund
Common Stocks	$317,378	$122,413	$—	$439,791
Short Term Investments	17,262	—	—	17,262
Fund Total	$334,640	$122,413	$—	$457,053
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$144,716	$—	$—	$144,716
Short Term Investments	6,131	—	—	6,131
Fund Total	$150,847	$—	$—	$150,847
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$481,180	$—	$—	$481,180
Short Term Investments	24,057	—	—	24,057
Fund Total	$505,237	$—	$—	$505,237

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$515,781	$—	$—	$515,781
Short Term Investments	19,757	—	—	19,757
Fund Total	$535,538	$—	$—	$535,538
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$1,615,436	$—	$—	$1,615,436
Short Term Investments	60,695	—	—	60,695
Fund Total	$1,676,131	$—	$—	$1,676,131
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,336,997	$—	$—	$1,336,997
Short Term Investments	54,038	—	—	54,038
Fund Total	$1,391,035	$—	$—	$1,391,035
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$808,226	$—	$—	$808,226
Short Term Investments	24,893	—	—	24,893
Fund Total	$833,119	$—	$—	$833,119

The Fund recognizes transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2014.

Securities Lending and Securities Lending Collateral - The Funds participate in an agency based securities lending program.  Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as securities lending agent to the Company.  The cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the Investment Company Act of 1940, as amended, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC.

Investments in Affiliates - During the period ended September 30, 2014, certain Funds invested in a money market fund, which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The following table details cash management investments in affiliates held at September 30, 2014. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2014.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow 10 Fund	$141	$2,804	$—
JNL/Mellon Capital Global 15 Fund	755	114	—
JNL/Mellon Capital Nasdaq 25 Fund	1,841	3,719	—
JNL/Mellon Capital Value Line 30 Fund	96	1,546	—
JNL/Mellon Capital S&P 24 Fund	1,881	—	—
JNL/Mellon Capital S&P SMid 60 Fund	1,044	1,074	—
JNL/Mellon Capital 25 Fund	2,276	2,953	—
JNL/Mellon Capital JNL 5 Fund	2,611	5,149	—
JNL/Mellon Capital JNL Optimized 5 Fund	—	1,867	—
JNL/Mellon Capital Communications Sector Fund	991	136	—
JNL/Mellon Capital Consumer Brands Sector Fund	3,616	1,674	—
JNL/Mellon Capital Financial Sector Fund	2,085	6,900	—
JNL/Mellon Capital Healthcare Sector Fund	7,345	17,164	—

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Oil & Gas Sector Fund	$4,023	$7,433	$—
JNL/Mellon Capital Technology Sector Fund	9,038	7,233	—

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at September 30, 2014.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$5,323	$1,013	$654	$76	$96	$6,261

Income Tax Matters - JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson National Life Insurance Company®.

As of September 30, 2014, the cost of investments and the components of net unrealized appreciation/ (depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$657,756	$136,264	$(8,653)	$127,611
JNL/Mellon Capital Value Line 30 Fund	604,839	68,617	(30,449)	38,168
JNL/Mellon Capital S&P 24 Fund	636,726	46,424	(15,859)	30,565
JNL/Mellon Capital S&P SMid 60 Fund	520,324	57,288	(35,656)	21,632
JNL/Mellon Capital 25 Fund	1,022,371	68,578	(39,986)	28,592
JNL/Mellon Capital JNL 5 Fund	3,224,602	483,966	(168,775)	315,191
JNL/Mellon Capital JNL Optimized 5 Fund	420,238	58,893	(22,078)	36,815
JNL/Mellon Capital Communications Sector Fund	144,980	14,659	(8,792)	5,867
JNL/Mellon Capital Consumer Brands Sector Fund	448,985	70,886	(14,634)	56,252
JNL/Mellon Capital Financial Sector Fund	476,994	66,491	(7,947)	58,544
JNL/Mellon Capital Healthcare Sector Fund	1,365,345	330,882	(20,096)	310,786
JNL/Mellon Capital Oil & Gas Sector Fund	1,171,324	262,171	(42,460)	219,711
JNL/Mellon Capital Technology Sector Fund	697,561	148,329	(12,771)	135,558

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 1, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	December 1, 2014

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.